United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2010

Date of Reporting Period: 09/30/2010

Item 1.                      Reports to Stockholders

Federated Clover Small Value Fund

(Successor to the Touchstone Diversified Small Cap Value Fund Established 1996)

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,			PeriodEnded 9/30/2007[1,3,4]
	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$16.07	$17.97	$27.81	$38.31
Income From Investment Operations:
Net investment income	0.05[5]	0.10[5]	0.05	0.03
Net realized and unrealized gain (loss) on investments	2.21	(1.07)	(2.30)	0.54
TOTAL FROM INVESTMENT OPERATIONS	2.26	(0.97)	(2.25)	0.57
Less Distributions:
Distributions from net investment income	(0.01)	(0.12)	(0.11)	—
Distributions from net realized gain on investments	(0.14)	(0.81)	(7.48)	(11.07)
TOTAL DISTRIBUTIONS	(0.15)	(0.93)	(7.59)	(11.07)
Net Asset Value, End of Period	$18.18	$16.07	$17.97	$27.81
Total Return[6]	14.16%	(3.41)%	(8.85)%	1.68%
Ratios to Average Net Assets:
Net expenses	1.31%	1.45%	1.45%	1.28%[7]
Net investment income	0.30%	1.12%	0.67%	0.23%[7]
Expense waiver/reimbursement[8]	0.39%	0.11%	4.42%	0.53%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$106,030	$102,599	$625	$205
Portfolio turnover	72%	68%	67%	79%
1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. See Note 2 to the Financial Statements.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,			PeriodEnded 9/30/2007[1,3,4]
	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$16.02	$17.88	$27.90	$38.60
Income From Investment Operations:
Net investment income (loss)	(0.08)[5]	0.01[5]	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	2.19	(1.01)	(2.44)	0.43
TOTAL FROM INVESTMENT OPERATIONS	2.11	(1.00)	(2.45)	0.37
Less Distributions:
Distributions from net investment income	—	(0.05)	(0.09)	—
Distributions from net realized gain on investments	(0.14)	(0.81)	(7.48)	(11.07)
TOTAL DISTRIBUTIONS	(0.14)	(0.86)	(7.57)	(11.07)
Net Asset Value, End of Period	$17.99	$16.02	$17.88	$27.90
Total Return[6]	13.28%	(3.64)%	(9.56)%	1.26%
Ratios to Average Net Assets:
Net expenses	2.06%	2.20%	2.20%	1.86%[7]
Net investment income (loss)	(0.44)%	0.08%	(0.09)%	(0.38)%[7]
Expense waiver/reimbursement[8]	0.39%	0.93%	2.19%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$7,075	$5,071	$619	$79
Portfolio turnover	72%	68%	67%	79%
1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. See Note 2 to the Financial Statements.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.60	$6.57
Class C Shares	$1,000	$996.10	$10.31
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.50	$6.63
Class C Shares	$1,000	$1,014.74	$10.40
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.31%
Class C Shares	2.06%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

For the fiscal year ended September 30, 2010, the Fund produced a total return, based on net asset value, of 14.16% for Class A Shares and 13.28% for Class C Shares. For the same period, the total return for the Russell 2000® Value Index1 (RU2V), a broad-based securities market index, was 11.84%. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RU2V.

The following discussion will focus on the performance of the Fund's
Class A Shares.

MARKET OVERVIEW

The Fund's fiscal year was characterized by see-saw market action driven by alternating waves of encouraging and dispiriting news flow. Reevaluations of the velocity and direction of interest rates, employment, housing, currencies and earnings kept investors paralyzed and largely on the sidelines, and declining market volumes were a symptom of the apathetic mood. During this period, the broad market, as measured by the Standard & Poor's 500 Index (S&P 500),2 managed to return 10.16%. Despite lingering economic woes, the ever-forward-looking stock market took an optimistic turn in September, to finish the period firmly in positive territory.

1	The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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FUND PERFORMANCE

The key driver of performance for the Fund3 versus the RU2V was strong stock selection across multiple sectors and industries. Particularly strong contributions were derived from the Materials and Health Care sectors. Small sector over- and underweights relative to the RU2V also made a modest positive contribution to performance. Detracting from performance during the reporting period was stock selection within the Information Technology space. The Fund's overall outperformance during this rollercoaster period was also driven by Fund management's focus on deploying capital to inexpensive stocks with improving fundamentals as well as its adherence to risk controls.

Individual stocks that contributed to the Fund's outperformance resided in multiple sectors across the Fund. In the Materials sector, iron ore producer Cliffs Natural Resources benefitted from resurgent demand. In the Information Technology sector, optical components company Finisar Corp. enjoyed improving markets driven by rapid increases in band-width consumption. Within Consumer Staples, The Pantry, Inc., a convenience store operator, benefitted from improving margins in response to operational realignments. Tenneco, an automobile components supplier, produced strong returns as the auto industry continued to regain its footing. The top five positive individual contributors were: United Continental Holdings; Finisar Corp.; Cliffs Natural Resources; Tenneco; and The Pantry, Inc. As referenced earlier, the contribution of individual sector over- and underweights were modest and in total had a small positive impact on overall portfolio performance.

POSITIONING AND STRATEGY

During the reporting period, many of the Fund's stock selections focused on companies with the financial strength to weather today's uncertain environment. The Fund's emphasis on companies with consistent cash flows and strong balance sheets is an integral part of the Adviser's investment process. Across various industries during the fiscal year, adaptations to today's more competitive business environment presented opportunities for stronger companies to bolster their balance sheets and improve their strategic position.

3	Because the Fund invests in smaller companies, it may be more volatile and subject to greater short-term risk than funds that invest in larger companies. Smaller companies may have limited resources, product lines and markets and their securities may trade less frequently and in more limited volumes than securities of larger companies. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
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During the period, the volatility of the broad market presented opportunities for the Fund to purchase companies whose long-term intrinsic value appeared to be underestimated by the market. Fund management observed multiple situations surrounded by fear, uncertainty or adverse news flow which provided opportunities that could be acted upon to the potential benefit of shareholders. Fund management's disciplined approach to evaluating these situations resulted in purchases across multiple sectors within the portfolio.

The Fund concluded the fiscal year with small overweights relative to the RU2V in Information Technology and Materials, while being underweight in the Financial Services sector. The Fund's characteristically small sector over- or underweights relative to the RU2V were driven not by economic forecasts; but rather, by the analysts' view of company-specific opportunities within each sector. While the Fund's managers remained cognizant of macroeconomic factors, the investment approach focused primarily on bottom-up, fundamental analysis that sought to construct a well-diversified,4 risk-controlled portfolio.

4	Diversification does not assure a profit nor protect against loss.
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GROWTH OF A $10,000 INVESTMENT - CLASS a SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in the Federated Clover Small Value Fund (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Russell 2000® Value Index (RU2V).3

Average Annual Total Returns[4] for the Period Ended 9/30/2010
1 Year	7.88%
5 Years	2.38%
10 Years	7.69%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Federated Clover Small Value Fund is the successor to Touchstone Diversified Small Cap Value Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The information presented above, for the periods prior to August 28, 2009, is historical information for Touchstone Diversified Small Cap Value Fund.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RU2V has been adjusted to reflect reinvestment of dividends on securities in the index.
3	The RU2V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable sales charges.
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GROWTH OF A $10,000 INVESTMENT - CLASS c SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in the Federated Clover Small Value Fund (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Russell 2000® Value Index (RU2V).3

Average Annual Total Returns[4] for the Period Ended 9/30/2010
1 Year	12.28%
5 Years	2.91%
10 Years	7.57%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%.

1	Federated Clover Small Value Fund is the successor to Touchstone Diversified Small Cap Value Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The information presented above, for the periods prior to August 28, 2009, is historical information for Touchstone Diversified Small Cap Value Fund.
2	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied in any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RU2V has been adjusted to reflect reinvestment of dividends on securities in the index.
3	The RU2V is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
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Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	31.8%
Industrials	13.6%
Consumer Discretionary	11.5%
Information Technology	10.2%
Energy	7.2%
Materials	6.6%
Utilities	6.4%
Health Care	4.9%
Consumer Staples	2.8%
Cash Equivalents[2]	4.4%
Other Assets and Liabilities — Net[3]	0.6%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

September 30, 2010

Shares			Value
		COMMON STOCKS – 95.0%
		Consumer Discretionary – 11.5%
77,680	[1]	Asbury Automotive Group, Inc.	1,092,958
107,800		bebe stores, Inc.	777,238
108,242	[1]	Build-A-Bear Workshop, Inc.	654,864
123,000		Callaway Golf Co.	861,000
84,435		Cooper Tire & Rubber Co.	1,657,459
55,575		Dillards, Inc., Class A	1,313,793
55,150		Finish Line, Inc., Class A	767,137
224,475		Hot Topic, Inc.	1,344,605
47,725	[1]	JAKKS Pacific, Inc.	841,869
66,650		Jones Apparel Group, Inc.	1,309,006
77,400	[1]	K-Swiss, Inc., Class A	986,850
89,900	[1]	La-Z Boy Chair Co.	758,756
51,775		Rent-A-Center, Inc.	1,158,724
77,735		Service Corp. International	670,076
51,975	[1]	Skechers USA, Inc., Class A	1,220,893
103,525		Spartan Motors, Inc.	480,356
37,660	[1]	Tenneco Automotive, Inc.	1,091,010
46,275	[1]	Volcom, Inc.	884,778
329,970	[1]	Wet Seal, Inc., Class A	1,118,598
		TOTAL	18,989,970
		Consumer Staples – 2.8%
192,275	[1]	Alliance One International, Inc.	797,941
32,945		Spartan Stores, Inc.	477,702
55,425	[1]	The Pantry, Inc.	1,336,297
42,530	[1]	TreeHouse Foods, Inc.	1,960,633
		TOTAL	4,572,573
		Energy – 7.2%
82,950	[1]	Complete Production Services, Inc.	1,696,328
10,400	[1]	Dril-Quip, Inc.	645,944
30,075	[1]	Forest Oil Corp.	893,228
110,130	[1]	Helix Energy Solutions Group, Inc.	1,226,848
384,500	[1]	Kodiak Oil & Gas Corp.	1,303,455
93,425	[1]	Newpark Resources, Inc.	784,770
53,725		RPC, Inc.	1,136,821
27,615		SM Energy Co.	1,034,458
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Shares			Value
68,675	[1]	Venoco, Inc.	1,348,090
18,875	[1]	Whiting Petroleum Corp.	1,802,751
		TOTAL	11,872,693
		Financials – 31.8%
85,250		Alterra Capital Holdings Ltd.	1,698,180
36,040		American Campus Communities, Inc.	1,097,058
170,900		Anworth Mortgage Asset Corp.	1,218,517
44,145		Ares Capital Corp.	690,869
40,358		Argo Group International Holdings Ltd.	1,402,037
123,325		Boston Private Financial Holdings	806,546
116,450	[1]	CNO Financial Group, Inc.	645,133
14,925		Cash America International, Inc.	522,375
37,225		City Holding Co.	1,141,691
42,180		Columbia Banking Systems, Inc.	828,837
49,875		Delphi Financial Group, Inc., Class A	1,246,376
135,775	[1]	DiamondRock Hospitality Co.	1,288,505
78,370		Dime Community Bancorp, Inc.	1,085,424
33,145	[1]	E*Trade Group, Inc.	481,928
65,375		East West Bancorp, Inc.	1,064,305
75,350		Employers Holdings, Inc.	1,188,269
143,920		FNB Corp. (PA)	1,231,955
86,200		First Niagara Financial Group, Inc.	1,004,230
74,425		First Potomac Realty Trust	1,116,375
61,044		FirstMerit Corp.	1,118,326
93,665		Flushing Financial Corp.	1,082,767
254,425		Hersha Hospitality Trust	1,317,921
31,640		Highwoods Properties, Inc.	1,027,351
18,055		Iberiabank Corp.	902,389
40,030		Independent Bank Corp.- Massachusetts	901,476
115,975	[1]	Knight Capital Group, Inc., Class A	1,436,930
53,920		LTC Properties, Inc.	1,376,038
26,025		Lazard Ltd., Class A	912,957
216,150		Lexington Realty Trust	1,547,634
144,160		MFA Mortgage Investments, Inc.	1,099,941
73,730	[1]	MGIC Investment Corp.	680,528
173,320		Maiden Holdings Ltd.	1,318,965
70,630		Montpelier Re Holdings Ltd.	1,223,312
173,010		National Penn Bancshares, Inc.	1,081,312
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Shares			Value
61,325		National Retail Properties, Inc.	1,539,871
58,995		Newalliance Bancshares, Inc.	744,517
49,075	[1]	Ocwen Financial Corp.	497,621
141,800		Old National Bancorp	1,488,900
66,125		Oriental Financial Group	879,462
33,410		Platinum Underwriters Holdings Ltd.	1,454,003
18,971		Potlatch Corp.	645,014
23,725	[1]	ProAssurance Corp.	1,366,323
27,100		Prosperity Bancshares, Inc.	879,937
15,200	[1]	SVB Financial Group	643,264
47,760		Sun Communities, Inc.	1,466,232
45,105		Trustmark Corp.	980,583
44,225		Umpqua Holdings Corp.	501,512
59,370		Washington Federal, Inc.	905,986
50,900		Webster Financial Corp. Waterbury	893,804
29,100		Wintrust Financial Corp.	943,131
		TOTAL	52,616,617
		Health Care – 4.9%
158,660	[1]	Akorn, Inc.	640,986
14,150	[1]	Amerigroup Corp.	600,950
66,740	[1]	Celera Corp.	449,828
16,925	[1]	Covance, Inc.	791,921
25,975	[1]	Coventry Health Care, Inc.	559,242
26,075	[1]	ICON PLC, ADR	563,742
25,480	[1]	Magellan Health Services, Inc.	1,203,675
45,050	[1]	Merit Medical Systems, Inc.	715,844
33,700		Omnicare, Inc.	804,756
21,030	[1]	Par Pharmaceutical Cos., Inc.	611,552
42,790	[1]	ViroPharma, Inc.	637,999
35,475	[1]	Wright Medical Group, Inc.	511,195
		TOTAL	8,091,690
		Industrials – 13.6%
154,250	[1]	Air Transport Services Group Inc.	939,382
31,130		Ampco-Pittsburgh Corp.	772,647
45,375		Arkansas Best Corp.	1,099,436
62,220		Barnes Group, Inc.	1,094,450
49,830	[1]	Ceradyne, Inc.	1,163,530
21,385		Curtiss Wright Corp.	647,966
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Shares			Value
39,160		Deluxe Corp.	749,131
31,185	[1]	EnPro Industries, Inc.	975,467
27,135	[1]	Esterline Technologies Corp.	1,552,936
24,825	[1]	Exponent, Inc.	833,872
30,500		Freightcar America, Inc.	750,300
43,900	[1]	GrafTech International Ltd.	686,157
43,025	[1]	Hub Group, Inc.	1,258,911
91,875	[1]	Interline Brands, Inc.	1,657,425
125,075	[1]	Jet Blue Airways Corp.	836,752
91,530	[1]	Pike Electric Corp.	666,338
67,875	[1]	RailAmerica, Inc.	653,636
36,790	[1]	School Specialty, Inc.	478,638
116,550		Seaspan Corp.	1,438,227
19,350	[1]	Thomas & Betts Corp.	793,737
54,650		Tredegar Industries, Inc.	1,037,257
13,140		Triumph Group, Inc.	980,113
32,725	[1]	UAL Corp.	773,292
18,708	[1]	URS Corp.	710,530
		TOTAL	22,550,130
		Information Technology – 10.2%
15,975	[1]	Anixter International, Inc.	862,490
92,200	[1]	Arris Group, Inc.	900,794
38,090		Black Box Corp.	1,221,166
33,635	[1]	CSG Systems International, Inc.	613,166
51,570		CTS Corp.	496,103
85,236	[1]	Finisar Corp.	1,601,585
79,520	[1]	Insight Enterprises, Inc.	1,243,693
39,610	[1]	j2 Global Communications, Inc.	942,322
27,625		MTS Systems Corp.	856,375
35,510	[1]	NICE-Systems Ltd., ADR	1,111,108
79,200	[1]	Oplink Communications, Inc.	1,571,328
94,520	[1]	SeaChange International, Inc.	700,393
90,360	[1]	Symmetricom, Inc.	516,859
126,200		Technitrol, Inc.	556,542
43,645	[1]	Verifone Systems, Inc.	1,356,050
32,700	[1]	ViaSat, Inc.	1,344,297
130,200	[1]	Zoran Corp.	994,728
		TOTAL	16,888,999
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Shares			Value
		Materials – 6.6%
36,445	[1]	Brush Engineered Materials, Inc.	1,036,496
78,775	[1]	Calgon Carbon Corp.	1,142,237
73,175	[1]	Ferro Corp.	943,226
46,475	[1]	Globe Specialty Metals Inc.	652,509
129,825	[1]	Hecla Mining Co.	820,494
36,790		Innospec, Inc.	560,312
32,625		Koppers Holdings, Inc.	876,634
15,525		Minerals Technologies, Inc.	914,733
13,825	[1]	Molycorp, Inc.	391,109
94,910		Myers Industries, Inc.	815,277
24,880	[1]	OM Group, Inc.	749,386
41,775	[1]	RTI International Metals	1,279,150
62,075	[1]	Thompson Creek Metals Co., Inc.	669,168
		TOTAL	10,850,731
		Utilities – 6.4%
22,265		AGL Resources, Inc.	854,086
7,825		ITC Holdings Corp.	487,106
22,400		Idacorp, Inc.	804,608
24,720		MGE Energy, Inc.	978,665
45,900		Northwestern Corp.	1,308,150
120,875		Portland General Electric Co.	2,451,345
68,425		Questar Corp.	1,199,490
101,530		Westar Energy, Inc.	2,460,072
		TOTAL	10,543,522
		TOTAL COMMON STOCKS (IDENTIFIED COST $142,344,957)	156,976,925
		MUTUAL FUND – 4.4%
7,291,642	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	7,291,642
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $149,636,599)[4]	164,268,567
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	971,941
		TOTAL NET ASSETS — 100%	$165,240,508
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $151,010,283.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $7,291,642 of investments in an affiliated issuer (Note 6) (identified cost $149,636,599)		$164,268,567
Income receivable		130,543
Receivable for investments sold		3,926,884
Receivable for shares sold		1,238,203
TOTAL ASSETS		169,564,197
Liabilities:
Payable for investments purchased	$4,079,812
Payable for shares redeemed	128,518
Payable for Directors'/Trustees' fees	299
Payable for distribution services fee (Note 6)	4,106
Payable for shareholder services fee (Note 6)	38,136
Accrued expenses	72,818
TOTAL LIABILITIES		4,323,689
Net assets for 9,086,178 shares outstanding		$165,240,508
Net Assets Consist of:
Paid-in capital		$167,632,754
Net unrealized appreciation of investments		14,631,968
Accumulated net realized loss on investments		(17,452,164)
Undistributed net investment income		427,950
TOTAL NET ASSETS		$165,240,508
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($106,029,787 ÷ 5,833,132 shares outstanding), no par value, unlimited shares authorized		$18.18
Offering price per share (100/94.50 of $18.18)		$19.24
Redemption proceeds per share		$18.18
Class C Shares:
Net asset value per share ($7,075,137 ÷ 393,224 shares outstanding), no par value, unlimited shares authorized		$17.99
Offering price per share		$17.99
Redemption proceeds per share (99.00/100 of $17.99)		$17.81
Institutional Shares:
Net asset value per share ($52,135,584 ÷ 2,859,822 shares outstanding), no par value, unlimited shares authorized		$18.23
Offering price per share		$18.23
Redemption proceeds per share		$18.23

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended September 30, 2010

Investment Income:
Dividends (including $9,630 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $1,573)			$2,141,931
Expenses:
Investment adviser fee (Note 6)		$1,186,146
Administrative personnel and services fee (Note 6)		230,000
Custodian fees		28,845
Transfer and dividend disbursing agent fees and expenses		249,795
Directors'/Trustees' fees		1,588
Auditing fees		40,500
Legal fees		4,932
Portfolio accounting fees		69,411
Distribution services fee — Class C Shares (Note 6)		42,954
Shareholder services fee — Class A Shares (Note 6)		246,654
Shareholder services fee — Class C Shares (Note 6)		14,330
Account administration fee — Class A Shares		185
Share registration costs		50,921
Printing and postage		52,346
Insurance premiums		4,527
Miscellaneous		787
TOTAL EXPENSES		2,223,921
Waivers and Reimbursement (Note 6):
Waiver/reimbursement of investment adviser fee	$(472,642)
Waiver of administrative personnel and services fee	(43,683)
TOTAL WAIVERS AND REIMBURSEMENT		(516,325)
Net expenses			1,707,596
Net investment income			434,335
Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,346,111
Net change in unrealized appreciation of investments			9,363,073
Net realized and unrealized gain on investments			15,709,184
Change in net assets resulting from operations			$16,143,519

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$434,335	$964,464
Net realized gain (loss) on investments	6,346,111	(22,889,037)
Net change in unrealized appreciation/depreciation of investments	9,363,073	13,402,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,143,519	(8,522,006)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(33,735)	(810,062)
Class C Shares	—	(2,791)
Institutional Shares	(22,528)	—
Distributions from net realized gain on investments
Class A Shares	(790,862)	(5,479,391)
Class C Shares	(42,004)	(30,402)
Institutional Shares	(146,162)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,035,291)	(6,322,646)
Share Transactions:
Proceeds from sale of shares	103,114,617	17,673,694
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund (Note 2)	—	19,896,773
Net asset value of shares issued to shareholders in payment of distributions declared	1,013,962	6,154,348
Cost of shares redeemed	(70,828,204)	(36,016,916)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,300,375	7,707,899
Change in net assets	48,408,603	(7,136,753)
Net Assets:
Beginning of period	116,831,905	123,968,658
End of period (including undistributed net investment income of $427,950 and $49,878, respectively)	$165,240,508	$116,831,905

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. reorganization

The Fund is the successor (“Successor Fund”) to Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. On that date, Class A Shares, Class C Shares and Class Z Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares and Class A Shares of the Fund, respectively. As a result of the reorganization on August 28, 2009, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for the periods prior to August 28, 2009, is historical information of the Predecessor Fund.

On August 28, 2009, the Fund received a tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, as follows:

Shares of the Fund Issued	Touchstone Diversified Small Cap Value Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,128,495	$94,465,611	$(1,599,031)	$19,896,773	$114,362,384
1	Unrealized depreciation is included in the Touchstone Diversified Small Cap Value Fund Net Assets Received amount shown above.

On the date of the reorganization, the Successor Fund's net assets included $2,163,853 of net unrealized appreciation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2009 and 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,991,044	$52,885,211	411,102	$4,295,554
Transfer in Class Z Shares[1]	—	—	8,469,843	116,130,888
Shares issued to shareholders in payment of distributions declared	51,050	807,289	21,333	176,843
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	511,629	7,886,533
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(2,538,389)	—
Shares redeemed	(3,594,710)	(62,243,784)	(539,185)	(6,137,710)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(552,616)	$(8,551,284)	6,336,333	$122,352,108
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Year Ended September 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	203,409	$3,613,984	42,358	$394,233
Shares issued to shareholders in payment of distributions declared	2,433	38,222	1,978	16,109
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	264,944	4,073,170
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(25,050)	—
Shares redeemed	(129,220)	(2,191,574)	(17,176)	(215,460)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	76,622	$1,460,632	267,054	$4,268,052
	Year Ended 9/30/2010		Period Ended 9/30/2009[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,654,753	$46,615,422	54,875	$885,430
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	514,618	7,937,070
Shares issued to shareholders in payment of distributions declared	10,582	168,451	—	—
Shares redeemed	(375,006)	(6,392,846)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,290,329	$40,391,027	569,493	$8,822,500
Year Ended September 30	2010		2009
Class Z Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$ —	1,326,917	$12,098,477
Shares issued to shareholders in payment of distributions declared	—	—	720,122	5,961,396
Shares redeemed	—	—	(3,299,698)	(29,663,746)
NET CHANGE RESULTING FROM CLASS Z SHARE TRANSACTIONS	—	$ —	(1,252,659)	$(11,603,873)
FINAL REDEMPTION FROM CLASS Z SHARES	—	$ —	(8,469,843)	$(116,130,888)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,814,335	$33,300,375	(2,549,622)	$7,707,899
1	At the close of business on August 28, 2009, Class Z Shares were reorganized into Class A Shares.
2	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
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5. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$1,035,291	$812,853
Long-term capital gains	$ —	$5,509,793
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$427,950
Net unrealized appreciation	$13,258,284
Capital loss carryforwards	$(16,078,480)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and REIT adjustments.

At September 30, 2010, the cost of investments for federal tax purposes was $151,010,283. The net unrealized appreciation of investments for federal tax purposes was $13,258,284. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,186,947 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,928,663.

At September 30, 2010, the Fund had a capital loss carryforward of $16,078,480 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

As a result of the tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $5,437,692 to offset taxable capital gains realized during the year ended September 30, 2010.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser voluntarily waived $467,306 of its fee.

Prior to close of business on August 28, 2009, the Predecessor Fund's investment adviser was Touchstone Advisors, Inc. After the close of business on August 28, 2009, the Predecessor Fund was reorganized into the Fund. The annual investment adviser fee did not change due to this reorganization.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.141% of average daily net assets of the Fund. FAS waived $43,683 of its fee.

Prior to close of business on August 28, 2009, Touchstone Advisors, Inc. provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $320 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., was the principal distributor for the Predecessor Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $13,936 in sales charges from the sale of Class A Shares. FSC also retained $174 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC received $38,040 of fees paid by the Fund.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., received Service Fees from the Predecessor Fund.

Expense Limitation

Effective December 1, 2010, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.26%, 2.01% and 1.01% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $5,336. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	3,636,312	75,708,421	72,053,091	7,291,642	$7,291,642	$9,630

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2010, were as follows:

Purchases	$120,907,008
Sales	$91,534,267
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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2010, 100.0% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended September 30, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated clover small value fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Small Value Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 25, 2008, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Small Value Fund as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets for the two years or periods in the period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 36 years of investment experience.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Clover Small Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172289
Cusip 314172271

41198 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Clover Small Value Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	YearEnded 9/30/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$16.09	$15.42
Income From Investment Operations:
Net investment income	0.10[2]	0.01[2]
Net realized and unrealized gain on investments	2.20	0.66
TOTAL FROM INVESTMENT OPERATIONS	2.30	0.67
Less Distributions:
Distributions from net investment income	(0.02)	—
Distributions from net realized gain on investments	(0.14)	—
TOTAL DISTRIBUTIONS	(0.16)	—
Net Asset Value, End of Period	$18.23	$16.09
Total Return[3]	14.43%	4.35%
Ratios to Average Net Assets:
Net expenses	1.06%	1.19%[4]
Net investment income	0.60%	0.70%[4]
Expense waiver/reimbursement[5]	0.41%	0.25%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,136	$9,161
Portfolio turnover	72%	68%[6]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009. See Note 2 to the Financial Statements.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,001.60	$5.32
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.75	$5.37
1	Expenses are equal to the Fund's annualized net expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

For the fiscal year ended September 30, 2010, the Fund produced a total return, based on net asset value, of 14.43%. For the same period, the total return for the Russell 2000® Value Index1 (RU2V), a broad-based securities market index, was 11.84%. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RU2V.

MARKET OVERVIEW

The Fund's fiscal year was characterized by see-saw market action driven by alternating waves of encouraging and dispiriting news flow. Reevaluations of the velocity and direction of interest rates, employment, housing, currencies and earnings kept investors paralyzed and largely on the sidelines, and declining market volumes were a symptom of the apathetic mood. During this period, the broad market, as measured by the Standard & Poor's 500 Index (S&P 500),2 managed to return 10.16%. Despite lingering economic woes, the ever-forward-looking stock market took an optimistic turn in September, to finish the period firmly in positive territory.

1	The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE

The key driver of performance for the Fund3 versus the RU2V was strong stock selection across multiple sectors and industries. Particularly strong contributions were derived from the Materials and Health Care sectors. Small sector over- and underweights relative to the RU2V also made a modest positive contribution to performance. Detracting from performance during the reporting period was stock selection within the Information Technology space. The Fund's overall outperformance during this rollercoaster period was also driven by Fund management's focus on deploying capital to inexpensive stocks with improving fundamentals as well as its adherence to risk controls.

Individual stocks that contributed to the Fund's outperformance resided in multiple sectors across the Fund. In the Materials sector, iron ore producer Cliffs Natural Resources benefitted from resurgent demand. In the Information Technology sector, optical components company Finisar Corp. enjoyed improving markets driven by rapid increases in band-width consumption. Within Consumer Staples, The Pantry, Inc., a convenience store operator, benefitted from improving margins in response to operational realignments. Tenneco, an automobile components supplier, produced strong returns as the auto industry continued to regain its footing. The top five positive individual contributors were: United Continental Holdings; Finisar Corp.; Cliffs Natural Resources; Tenneco; and The Pantry, Inc. As referenced earlier, the contribution of individual sector over- and underweights were modest and in total had a small positive impact on overall portfolio performance.

POSITIONING AND STRATEGY

During the reporting period, many of the Fund's stock selections focused on companies with the financial strength to weather today's uncertain environment. The Fund's emphasis on companies with consistent cash flows and strong balance sheets is an integral part of the Adviser's investment process. Across various industries during the fiscal year, adaptations to today's more competitive business environment presented opportunities for stronger companies to bolster their balance sheets and improve their strategic position.

3	Because the Fund invests in smaller companies, it may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
Annual Shareholder Report
4

During the period, the volatility of the broad market presented opportunities for the Fund to purchase companies whose long-term intrinsic value appeared to be underestimated by the market. Fund management observed multiple situations surrounded by fear, uncertainty or adverse news flow which provided opportunities that could be acted upon to the potential benefit of shareholders. Fund management's disciplined approach to evaluating these situations resulted in purchases across multiple sectors within the portfolio.

The Fund concluded the fiscal year with small overweights relative to the RU2V in Information Technology and Materials, while being underweight in the Financial Services sector. The Fund's characteristically small sector over- or underweights relative to the RU2V were driven not by economic forecasts; but rather, by the analysts' view of company-specific opportunities within each sector. While the Fund's managers remained cognizant of macroeconomic factors, the investment approach focused primarily on bottom-up, fundamental analysis that sought to construct a well-diversified,4 risk-controlled portfolio.

4	Diversification does not assure a profit nor protect against loss.
Annual Shareholder Report
5

GROWTH OF A $10,000 INVESTMENT - institutional shares

The Fund's Institutional Shares commenced operations on August 29, 2009. The Fund offers two other classes of shares: Class A Shares and Class C Shares. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Clover Small Value Fund (Institutional Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Russell 2000® Value Index (RU2V).2

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	14.43%
5 Years	3.60%
10 Years	8.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The RU2V has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The RU2V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	31.8%
Industrials	13.6%
Consumer Discretionary	11.5%
Information Technology	10.2%
Energy	7.2%
Materials	6.6%
Utilities	6.4%
Health Care	4.9%
Consumer Staples	2.8%
Cash Equivalents[2]	4.4%
Other Assets and Liabilities — Net[3]	0.6%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments

September 30, 2010

Shares			Value
		COMMON STOCKS – 95.0%
		Consumer Discretionary – 11.5%
77,680	[1]	Asbury Automotive Group, Inc.	1,092,958
107,800		bebe stores, Inc.	777,238
108,242	[1]	Build-A-Bear Workshop, Inc.	654,864
123,000		Callaway Golf Co.	861,000
84,435		Cooper Tire & Rubber Co.	1,657,459
55,575		Dillards, Inc., Class A	1,313,793
55,150		Finish Line, Inc., Class A	767,137
224,475		Hot Topic, Inc.	1,344,605
47,725	[1]	JAKKS Pacific, Inc.	841,869
66,650		Jones Apparel Group, Inc.	1,309,006
77,400	[1]	K-Swiss, Inc., Class A	986,850
89,900	[1]	La-Z Boy Chair Co.	758,756
51,775		Rent-A-Center, Inc.	1,158,724
77,735		Service Corp. International	670,076
51,975	[1]	Skechers USA, Inc., Class A	1,220,893
103,525		Spartan Motors, Inc.	480,356
37,660	[1]	Tenneco Automotive, Inc.	1,091,010
46,275	[1]	Volcom, Inc.	884,778
329,970	[1]	Wet Seal, Inc., Class A	1,118,598
		TOTAL	18,989,970
		Consumer Staples – 2.8%
192,275	[1]	Alliance One International, Inc.	797,941
32,945		Spartan Stores, Inc.	477,702
55,425	[1]	The Pantry, Inc.	1,336,297
42,530	[1]	TreeHouse Foods, Inc.	1,960,633
		TOTAL	4,572,573
		Energy – 7.2%
82,950	[1]	Complete Production Services, Inc.	1,696,328
10,400	[1]	Dril-Quip, Inc.	645,944
30,075	[1]	Forest Oil Corp.	893,228
110,130	[1]	Helix Energy Solutions Group, Inc.	1,226,848
384,500	[1]	Kodiak Oil & Gas Corp.	1,303,455
93,425	[1]	Newpark Resources, Inc.	784,770
53,725		RPC, Inc.	1,136,821
27,615		SM Energy Co.	1,034,458
Annual Shareholder Report
8

Shares			Value
68,675	[1]	Venoco, Inc.	1,348,090
18,875	[1]	Whiting Petroleum Corp.	1,802,751
		TOTAL	11,872,693
		Financials – 31.8%
85,250		Alterra Capital Holdings Ltd.	1,698,180
36,040		American Campus Communities, Inc.	1,097,058
170,900		Anworth Mortgage Asset Corp.	1,218,517
44,145		Ares Capital Corp.	690,869
40,358		Argo Group International Holdings Ltd.	1,402,037
123,325		Boston Private Financial Holdings	806,546
116,450	[1]	CNO Financial Group, Inc.	645,133
14,925		Cash America International, Inc.	522,375
37,225		City Holding Co.	1,141,691
42,180		Columbia Banking Systems, Inc.	828,837
49,875		Delphi Financial Group, Inc., Class A	1,246,376
135,775	[1]	DiamondRock Hospitality Co.	1,288,505
78,370		Dime Community Bancorp, Inc.	1,085,424
33,145	[1]	E*Trade Group, Inc.	481,928
65,375		East West Bancorp, Inc.	1,064,305
75,350		Employers Holdings, Inc.	1,188,269
143,920		FNB Corp. (PA)	1,231,955
86,200		First Niagara Financial Group, Inc.	1,004,230
74,425		First Potomac Realty Trust	1,116,375
61,044		FirstMerit Corp.	1,118,326
93,665		Flushing Financial Corp.	1,082,767
254,425		Hersha Hospitality Trust	1,317,921
31,640		Highwoods Properties, Inc.	1,027,351
18,055		Iberiabank Corp.	902,389
40,030		Independent Bank Corp.- Massachusetts	901,476
115,975	[1]	Knight Capital Group, Inc., Class A	1,436,930
53,920		LTC Properties, Inc.	1,376,038
26,025		Lazard Ltd., Class A	912,957
216,150		Lexington Realty Trust	1,547,634
144,160		MFA Mortgage Investments, Inc.	1,099,941
73,730	[1]	MGIC Investment Corp.	680,528
173,320		Maiden Holdings Ltd.	1,318,965
70,630		Montpelier Re Holdings Ltd.	1,223,312
173,010		National Penn Bancshares, Inc.	1,081,312
Annual Shareholder Report
9

Shares			Value
61,325		National Retail Properties, Inc.	1,539,871
58,995		Newalliance Bancshares, Inc.	744,517
49,075	[1]	Ocwen Financial Corp.	497,621
141,800		Old National Bancorp	1,488,900
66,125		Oriental Financial Group	879,462
33,410		Platinum Underwriters Holdings Ltd.	1,454,003
18,971		Potlatch Corp.	645,014
23,725	[1]	ProAssurance Corp.	1,366,323
27,100		Prosperity Bancshares, Inc.	879,937
15,200	[1]	SVB Financial Group	643,264
47,760		Sun Communities, Inc.	1,466,232
45,105		Trustmark Corp.	980,583
44,225		Umpqua Holdings Corp.	501,512
59,370		Washington Federal, Inc.	905,986
50,900		Webster Financial Corp. Waterbury	893,804
29,100		Wintrust Financial Corp.	943,131
		TOTAL	52,616,617
		Health Care – 4.9%
158,660	[1]	Akorn, Inc.	640,986
14,150	[1]	Amerigroup Corp.	600,950
66,740	[1]	Celera Corp.	449,828
16,925	[1]	Covance, Inc.	791,921
25,975	[1]	Coventry Health Care, Inc.	559,242
26,075	[1]	ICON PLC, ADR	563,742
25,480	[1]	Magellan Health Services, Inc.	1,203,675
45,050	[1]	Merit Medical Systems, Inc.	715,844
33,700		Omnicare, Inc.	804,756
21,030	[1]	Par Pharmaceutical Cos., Inc.	611,552
42,790	[1]	ViroPharma, Inc.	637,999
35,475	[1]	Wright Medical Group, Inc.	511,195
		TOTAL	8,091,690
		Industrials – 13.6%
154,250	[1]	Air Transport Services Group Inc.	939,382
31,130		Ampco-Pittsburgh Corp.	772,647
45,375		Arkansas Best Corp.	1,099,436
62,220		Barnes Group, Inc.	1,094,450
49,830	[1]	Ceradyne, Inc.	1,163,530
21,385		Curtiss Wright Corp.	647,966
Annual Shareholder Report
10

Shares			Value
39,160		Deluxe Corp.	749,131
31,185	[1]	EnPro Industries, Inc.	975,467
27,135	[1]	Esterline Technologies Corp.	1,552,936
24,825	[1]	Exponent, Inc.	833,872
30,500		Freightcar America, Inc.	750,300
43,900	[1]	GrafTech International Ltd.	686,157
43,025	[1]	Hub Group, Inc.	1,258,911
91,875	[1]	Interline Brands, Inc.	1,657,425
125,075	[1]	Jet Blue Airways Corp.	836,752
91,530	[1]	Pike Electric Corp.	666,338
67,875	[1]	RailAmerica, Inc.	653,636
36,790	[1]	School Specialty, Inc.	478,638
116,550		Seaspan Corp.	1,438,227
19,350	[1]	Thomas & Betts Corp.	793,737
54,650		Tredegar Industries, Inc.	1,037,257
13,140		Triumph Group, Inc.	980,113
32,725	[1]	UAL Corp.	773,292
18,708	[1]	URS Corp.	710,530
		TOTAL	22,550,130
		Information Technology – 10.2%
15,975	[1]	Anixter International, Inc.	862,490
92,200	[1]	Arris Group, Inc.	900,794
38,090		Black Box Corp.	1,221,166
33,635	[1]	CSG Systems International, Inc.	613,166
51,570		CTS Corp.	496,103
85,236	[1]	Finisar Corp.	1,601,585
79,520	[1]	Insight Enterprises, Inc.	1,243,693
39,610	[1]	j2 Global Communications, Inc.	942,322
27,625		MTS Systems Corp.	856,375
35,510	[1]	NICE-Systems Ltd., ADR	1,111,108
79,200	[1]	Oplink Communications, Inc.	1,571,328
94,520	[1]	SeaChange International, Inc.	700,393
90,360	[1]	Symmetricom, Inc.	516,859
126,200		Technitrol, Inc.	556,542
43,645	[1]	Verifone Systems, Inc.	1,356,050
32,700	[1]	ViaSat, Inc.	1,344,297
130,200	[1]	Zoran Corp.	994,728
		TOTAL	16,888,999
Annual Shareholder Report
11

Shares			Value
		Materials – 6.6%
36,445	[1]	Brush Engineered Materials, Inc.	1,036,496
78,775	[1]	Calgon Carbon Corp.	1,142,237
73,175	[1]	Ferro Corp.	943,226
46,475	[1]	Globe Specialty Metals Inc.	652,509
129,825	[1]	Hecla Mining Co.	820,494
36,790		Innospec, Inc.	560,312
32,625		Koppers Holdings, Inc.	876,634
15,525		Minerals Technologies, Inc.	914,733
13,825	[1]	Molycorp, Inc.	391,109
94,910		Myers Industries, Inc.	815,277
24,880	[1]	OM Group, Inc.	749,386
41,775	[1]	RTI International Metals	1,279,150
62,075	[1]	Thompson Creek Metals Co., Inc.	669,168
		TOTAL	10,850,731
		Utilities – 6.4%
22,265		AGL Resources, Inc.	854,086
7,825		ITC Holdings Corp.	487,106
22,400		Idacorp, Inc.	804,608
24,720		MGE Energy, Inc.	978,665
45,900		Northwestern Corp.	1,308,150
120,875		Portland General Electric Co.	2,451,345
68,425		Questar Corp.	1,199,490
101,530		Westar Energy, Inc.	2,460,072
		TOTAL	10,543,522
		TOTAL COMMON STOCKS (IDENTIFIED COST $142,344,957)	156,976,925
		MUTUAL FUND – 4.4%
7,291,642	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	7,291,642
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $149,636,599)[4]	164,268,567
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	971,941
		TOTAL NET ASSETS — 100%	$165,240,508
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $151,010,283.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $7,291,642 of investments in an affiliated issuer (Note 6) (identified cost $149,636,599)		$164,268,567
Income receivable		130,543
Receivable for investments sold		3,926,884
Receivable for shares sold		1,238,203
TOTAL ASSETS		169,564,197
Liabilities:
Payable for investments purchased	$4,079,812
Payable for shares redeemed	128,518
Payable for Directors'/Trustees' fees	299
Payable for distribution services fee (Note 6)	4,106
Payable for shareholder services fee (Note 6)	38,136
Accrued expenses	72,818
TOTAL LIABILITIES		4,323,689
Net assets for 9,086,178 shares outstanding		$165,240,508
Net Assets Consist of:
Paid-in capital		$167,632,754
Net unrealized appreciation of investments		14,631,968
Accumulated net realized loss on investments		(17,452,164)
Undistributed net investment income		427,950
TOTAL NET ASSETS		$165,240,508
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($106,029,787 ÷ 5,833,132 shares outstanding), no par value, unlimited shares authorized		$18.18
Offering price per share (100/94.50 of $18.18)		$19.24
Redemption proceeds per share		$18.18
Class C Shares:
Net asset value per share ($7,075,137 ÷ 393,224 shares outstanding), no par value, unlimited shares authorized		$17.99
Offering price per share		$17.99
Redemption proceeds per share (99.00/100 of $17.99)		$17.81
Institutional Shares:
Net asset value per share ($52,135,584 ÷ 2,859,822 shares outstanding), no par value, unlimited shares authorized		$18.23
Offering price per share		$18.23
Redemption proceeds per share		$18.23

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Statement of Operations

Year Ended September 30, 2010

Investment Income:
Dividends (including $9,630 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $1,573)			$2,141,931
Expenses:
Investment adviser fee (Note 6)		$1,186,146
Administrative personnel and services fee (Note 6)		230,000
Custodian fees		28,845
Transfer and dividend disbursing agent fees and expenses		249,795
Directors'/Trustees' fees		1,588
Auditing fees		40,500
Legal fees		4,932
Portfolio accounting fees		69,411
Distribution services fee — Class C Shares (Note 6)		42,954
Shareholder services fee — Class A Shares (Note 6)		246,654
Shareholder services fee — Class C Shares (Note 6)		14,330
Account administration fee — Class A Shares		185
Share registration costs		50,921
Printing and postage		52,346
Insurance premiums		4,527
Miscellaneous		787
TOTAL EXPENSES		2,223,921
Waivers and Reimbursement (Note 6):
Waiver/reimbursement of investment adviser fee	$(472,642)
Waiver of administrative personnel and services fee	(43,683)
TOTAL WAIVERS AND REIMBURSEMENT		(516,325)
Net expenses			1,707,596
Net investment income			434,335
Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,346,111
Net change in unrealized appreciation of investments			9,363,073
Net realized and unrealized gain on investments			15,709,184
Change in net assets resulting from operations			$16,143,519

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$434,335	$964,464
Net realized gain (loss) on investments	6,346,111	(22,889,037)
Net change in unrealized appreciation/depreciation of investments	9,363,073	13,402,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,143,519	(8,522,006)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(33,735)	(810,062)
Class C Shares	—	(2,791)
Institutional Shares	(22,528)	—
Distributions from net realized gain on investments
Class A Shares	(790,862)	(5,479,391)
Class C Shares	(42,004)	(30,402)
Institutional Shares	(146,162)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,035,291)	(6,322,646)
Share Transactions:
Proceeds from sale of shares	103,114,617	17,673,694
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund (Note 2)	—	19,896,773
Net asset value of shares issued to shareholders in payment of distributions declared	1,013,962	6,154,348
Cost of shares redeemed	(70,828,204)	(36,016,916)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,300,375	7,707,899
Change in net assets	48,408,603	(7,136,753)
Net Assets:
Beginning of period	116,831,905	123,968,658
End of period (including undistributed net investment income of $427,950 and $49,878, respectively)	$165,240,508	$116,831,905

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. reorganization

The Fund is the successor (“Successor Fund”) to Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. On that date, Class A Shares, Class C Shares and Class Z Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares and Class A Shares of the Fund, respectively. As a result of the reorganization on August 28, 2009, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for the periods prior to August 28, 2009, is historical information of the Predecessor Fund.

On August 28, 2009, the Fund received a tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, as follows:

Shares of the Fund Issued	Touchstone Diversified Small Cap Value Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,128,495	$94,465,611	$(1,599,031)	$19,896,773	$114,362,384
1	Unrealized depreciation is included in the Touchstone Diversified Small Cap Value Fund Net Assets Received amount shown above.

On the date of the reorganization, the Successor Fund's net assets included $2,163,853 of net unrealized appreciation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
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  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2009 and 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,991,044	$52,885,211	411,102	$4,295,554
Transfer in Class Z Shares[1]	—	—	8,469,843	116,130,888
Shares issued to shareholders in payment of distributions declared	51,050	807,289	21,333	176,843
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	511,629	7,886,533
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(2,538,389)	—
Shares redeemed	(3,594,710)	(62,243,784)	(539,185)	(6,137,710)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(552,616)	$(8,551,284)	6,336,333	$122,352,108
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Year Ended September 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	203,409	$3,613,984	42,358	$394,233
Shares issued to shareholders in payment of distributions declared	2,433	38,222	1,978	16,109
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	264,944	4,073,170
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(25,050)	—
Shares redeemed	(129,220)	(2,191,574)	(17,176)	(215,460)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	76,622	$1,460,632	267,054	$4,268,052
	Year Ended 9/30/2010		Period Ended 9/30/2009[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,654,753	$46,615,422	54,875	$885,430
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	514,618	7,937,070
Shares issued to shareholders in payment of distributions declared	10,582	168,451	—	—
Shares redeemed	(375,006)	(6,392,846)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,290,329	$40,391,027	569,493	$8,822,500
Year Ended September 30	2010		2009
Class Z Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$ —	1,326,917	$12,098,477
Shares issued to shareholders in payment of distributions declared	—	—	720,122	5,961,396
Shares redeemed	—	—	(3,299,698)	(29,663,746)
NET CHANGE RESULTING FROM CLASS Z SHARE TRANSACTIONS	—	$ —	(1,252,659)	$(11,603,873)
FINAL REDEMPTION FROM CLASS Z SHARES	—	$ —	(8,469,843)	$(116,130,888)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,814,335	$33,300,375	(2,549,622)	$7,707,899
1	At the close of business on August 28, 2009, Class Z Shares were reorganized into Class A Shares.
2	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
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5. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$1,035,291	$812,853
Long-term capital gains	$ —	$5,509,793
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$427,950
Net unrealized appreciation	$13,258,284
Capital loss carryforwards	$(16,078,480)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and REIT adjustments.

At September 30, 2010, the cost of investments for federal tax purposes was $151,010,283. The net unrealized appreciation of investments for federal tax purposes was $13,258,284. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,186,947 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,928,663.

At September 30, 2010, the Fund had a capital loss carryforward of $16,078,480 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

As a result of the tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $5,437,692 to offset taxable capital gains realized during the year ended September 30, 2010.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser voluntarily waived $467,306 of its fee.

Prior to close of business on August 28, 2009, the Predecessor Fund's investment adviser was Touchstone Advisors, Inc. After the close of business on August 28, 2009, the Predecessor Fund was reorganized into the Fund. The annual investment adviser fee did not change due to this reorganization.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.141% of average daily net assets of the Fund. FAS waived $43,683 of its fee.

Prior to close of business on August 28, 2009, Touchstone Advisors, Inc. provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $320 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., was the principal distributor for the Predecessor Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $13,936 in sales charges from the sale of Class A Shares. FSC also retained $174 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC received $38,040 of fees paid by the Fund.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., received Service Fees from the Predecessor Fund.

Expense Limitation

Effective December 1, 2010, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.26%, 2.01% and 1.01% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $5,336. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	3,636,312	75,708,421	72,053,091	7,291,642	$7,291,642	$9,630

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2010, were as follows:

Purchases	$120,907,008
Sales	$91,534,267
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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2010, 100.0% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended September 30, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated clover small value fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Small Value Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 25, 2008, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Small Value Fund as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets for the two years or periods in the period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Annual Shareholder Report
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 36 years of investment experience.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: APRIL 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Annual Shareholder Report

32

Evaluation and Approval of Advisory Contract - May 2010

Federated Clover Small Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report
33

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
34

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
35

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
36

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
38

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172263

41199 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Clover Value Fund

(Successor to the Touchstone Value Opportunities Fund Established 1991)

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,			Period Ended 9/30/2007[1,3,4]
	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$12.61	$14.10	$18.70	$20.44
Income From Investment Operations:
Net investment income	0.08[5]	0.18[5]	0.19	0.10
Net realized and unrealized gain (loss) on investments	0.39	(1.48)	(3.11)	2.04
TOTAL FROM INVESTMENT OPERATIONS	0.47	(1.30)	(2.92)	2.14
Less Distributions:
Distributions from net investment income	(0.08)	(0.19)	(0.18)	(0.13)
Distributions from net realized gain on investments	—	—	(1.50)	(3.75)
TOTAL DISTRIBUTIONS	(0.08)	(0.19)	(1.68)	(3.88)
Net Asset Value, End of Period	$13.00	$12.61	$14.10	$18.70
Total Return[6]	3.72%	(9.03)%	(17.01)%	11.90%
Ratios to Average Net Assets:
Net expenses	1.19%[7]	1.19%[7]	1.20%	1.31%[8]
Net investment income	0.63%	1.70%	1.25%	0.77%[8]
Expense waiver/reimbursement[9]	0.21%	0.19%	0.48%	0.00%[8,10]
Supplemental Data:
Net assets, end of period (000 omitted)	$575,762	$707,394	$8,231	$472
Portfolio turnover	76%	73%	96%	62%

1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. See Note 2 to the Financial Statements.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19% and 1.19% for the years ended September 30, 2010 and 2009, respectively, after taking into account these expense reductions.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 9/30/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.59	$12.26
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	(0.00)[2,3]
Net realized and unrealized gain on investments	0.38	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.00)[3]	—
Net Asset Value, End of Period	$12.96	$12.59
Total Return[4]	2.96%	2.69%
Ratios to Average Net Assets:
Net expenses	1.92%[5]	1.92%[5,6]
Net investment income (loss)	(0.11)%	(0.23)%[6]
Expense waiver/reimbursement[7]	0.36%	0.69%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,625	$79,164
Portfolio turnover	76%	73%[8]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009. See Note 2 to the Financial Statements.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92% and 1.92% for the year ended September 30, 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,			Period Ended 9/30/2007[1,3,4]
	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$12.61	$14.10	$18.71	$20.49
Income From Investment Operations:
Net investment income (loss)	(0.01)[5]	0.09[5]	0.12	0.05
Net realized and unrealized gain (loss) on investments	0.38	(1.47)	(3.17)	2.02
TOTAL FROM INVESTMENT OPERATIONS	0.37	(1.38)	(3.05)	2.07
Less Distributions:
Distributions from net investment income	(0.00)[6]	(0.11)	(0.06)	(0.10)
Distributions from net realized gain on investments	—	—	(1.50)	(3.75)
TOTAL DISTRIBUTIONS	(0.00)[6]	(0.11)	(1.56)	(3.85)
Net Asset Value, End of Period	$12.98	$12.61	$14.10	$18.71
Total Return[7]	2.95%	(9.67)%	(17.62)%	11.52%
Ratios to Average Net Assets:
Net expenses	1.92%[8]	1.94%[8]	1.95%	1.86%[9]
Net investment income (loss)	(0.11)%	0.84%	0.55%	0.20%[9]
Expense waiver/reimbursement[10]	0.26%	0.67%	0.61%	0.00%[9,11]
Supplemental Data:
Net assets, end of period (000 omitted)	$38,708	$39,007	$3,865	$423
Portfolio turnover	76%	73%	96%	62%

1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. See Note 2 to the Financial Statements.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Represents less than $0.01.
7	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92% and 1.94% for the years ended September 30, 2010 and 2009, respectively, after taking into account these expense reductions.
9	Computed on an annualized basis.
10	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
11	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 9/30/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.62	$12.29
Income From Investment Operations:
Net investment income	0.02[2]	0.00[2,3]
Net realized and unrealized gain on investments	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.33
Less Distributions:
Distributions from net investment income	(0.02)	—
Net Asset Value, End of Period	$13.01	$12.62
Total Return[4]	3.22%	2.69%
Ratios to Average Net Assets:
Net expenses	1.67%[5]	1.67%[5,6]
Net investment income	0.14%	0.04%[6]
Expense waiver/reimbursement[7]	0.13%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,733	$12,462
Portfolio turnover	76%	73%[8]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009. See Note 2 to the Financial Statements.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.67% and 1.67% for the year ended September 30, 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$943.50	$5.80
Class B Shares	$1,000	$940.50	$9.34
Class C Shares	$1,000	$940.60	$9.34
Class K Shares	$1,000	$941.70	$8.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$6.02
Class B Shares	$1,000	$1,015.44	$9.70
Class C Shares	$1,000	$1,015.44	$9.70
Class K Shares	$1,000	$1,016.70	$8.44
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class K Shares	1.67%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

For the fiscal year ended September 30, 2010, the Fund produced a total return, based on net asset value, of 3.72% for Class A Shares, 2.96% for Class B Shares, 2.95% for Class C Shares and 3.22% for Class K Shares. Over the same period, the Russell 1000® Value Index (RU1V),1 a broad-based securities market index, returned 8.90%. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RU1V.

The following discussion will focus on the performance of the Fund's
Class A Shares.

market overview

The Fund's fiscal year was characterized by see-saw market action driven by alternating waves of encouraging and dispiriting news flow. Reevaluations of the velocity and direction of interest rates, employment, housing, currencies and earnings kept investors paralyzed and largely on the sidelines; declining market volumes were a symptom of the apathetic mood. During this period, the broad market, as measured by the Standard & Poor's 500 Index (S&P 500),2 managed to return 10.16%. Despite lingering economic woes, the ever-forward-looking stock market took an optimistic turn in September, to finish the period firmly in positive territory.

1	The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
2	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the fund, not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE

The Materials and Health Care sectors contributed positively to the Fund's performance for the reporting period. Stocks such as DuPont and Merck were notable contributors toward driving sector performance. Detracting from relative performance were the Industrials and Energy sectors. Stocks such as URS, Transocean and Exxon Mobil performed poorly. The lag in relative performance for the fiscal year is primarily attributable to disappointing stock selection across the majority of sectors.

POSITIONING AND STRATEGY

Historically, the Fund has enjoyed consistent success in the Energy sector. However, in the June quarter, the Fund suffered a setback due to its holdings in Transocean and Anadarko. Both firms had direct exposure to the New Horizon well disaster which was operated by British Petroleum, an event that was impossible to predict. Despite the setback, the Fund continued to seek opportunities in the Energy sector. Market volatility remained prominent during the fiscal year. As such, the Fund continued to favor companies with consistent cash flows, strong balance sheets and a propensity to return excess cash to shareholders in the form of dividends or share repurchases.

The Fund ended the fiscal year overweighted relative to the benchmark in Consumer Discretionary and Energy, while being underweighted in Financials and Industrials. The Fund's over- or underweights relative to its benchmark are driven not by economic forecasts but, rather, by the analysts' view of company-specific opportunities within each sector. While the Fund's managers remained aware of macroeconomic factors that affected fund performance, the investment approach focused instead on bottom-up, fundamental analysis that sought to construct a well-diversified, risk-controlled portfolio.3

3	Diversification does not assure a profit nor protect against loss. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT  -  CLASS A SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in Federated Clover Value Fund (Class A Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Russell 1000® Value Index (RU1V)3 and the Russell 3000® Value Index (RU3V).3

Average Annual Total Returns[4] for the Period Ended 9/30/2010
1 Year	-1.99%
5 Years	-1.51%
10 Years	5.21%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

Annual Shareholder Report

1	Federated Clover Value Fund is the successor to Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to Clover Capital Multi Value Equity Common Fund, LLC, organized as a Delaware limited liability company only available to accredited investors. The Fund assumed the performance of the predecessor common fund. As a result of the reorganization on August 28, 2009, the Touchstone Value Opportunities Fund became the accounting survivor. Accordingly, the performance information presented above, for the periods prior to August 28, 2009, is historical information for the Class A Shares of the Touchstone Value Opportunities Fund.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge=$9,450). The Fund's performance assumes the reinvestment of dividends and distributions. The Russell 1000® Value Index and the Russell 3000® Value Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The Russell 1000® Value Index and the Russell 3000® Value Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT  -  CLASS B SHARES1

The Fund's Class B Shares commenced operations on August 29, 2009. For the period prior to commencement of operations of Class B Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class B Shares. The graph below illustrates the hypothetical investment of $10,0002 in Federated Clover Value Fund (Class B Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Russell 1000® Value Index (RU1V)3 and the Russell 3000® Value Index (RU3V).3

Average Annual Total Returns[4] for the Period Ended 9/30/2010
1 Year	-2.54%
5 Years	-1.40%
10 Years	5.17%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report

1	Federated Clover Value Fund is the successor to Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to Clover Capital Multi Value Equity Common Fund, LLC, organized as a Delaware limited liability company only available to accredited investors. The Fund assumed the performance of the predecessor common fund. As a result of the reorganization on August 28, 2009, the Touchstone Value Opportunities Fund became the accounting survivor. Accordingly, the performance information presented above, for the periods prior to August 28, 2009, is historical information for the Class A Shares of the Touchstone Value Opportunities Fund adjusted to reflect the expenses of Class B Shares.
2	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Value Index and the Russell 3000® Value Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The Russell 1000® Value Index and the Russell 3000® Value Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT  -  CLASS C SHARES1

The graph below illustrates the hypothetical investment of $10, 0002 in Federated Clover Value Fund (Class C Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Russell 1000® Value Index (RU1V)3 and the Russell 3000® Value Index (RU3V).3

Average Annual Total Returns[4] for the Period Ended 9/30/2010
1 Year	1.95%
5 Years	-1.06%
10 Years	5.06%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Annual Shareholder Report

1	Federated Clover Value Fund is the successor to Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to Clover Capital Multi Value Equity Common Fund, LLC, organized as a Delaware limited liability company only available to accredited investors. The Fund assumed the performance of the predecessor common fund. As a result of the reorganization on August 28, 2009, the Touchstone Value Opportunities Fund became the accounting survivor. Accordingly, the performance information presented above, for the periods prior to August 28, 2009, is historical information for the Class C Shares of the Touchstone Value Opportunities Fund.
2	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Value Index and the Russell 3000® Value Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The Russell 1000® Value Index and the Russell 3000® Value Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT  -  CLASS K SHARES1

The Fund's Class K Shares commenced operations on August 29, 2009. For the period prior to commencement of operations of Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0002 in Federated Clover Value Fund (Class K Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Russell 1000® Value Index (RU1V)³ and the Russell 3000® Value Index (RU3V).3

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	3.22%
5 Years	-0.86%
10 Years	5.30%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	Federated Clover Value Fund is the successor to Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to Clover Capital Multi Value Equity Common Fund, LLC, organized as a Delaware limited liability company only available to accredited investors. The Fund assumed the performance of the predecessor common fund. As a result of the reorganization on August 28, 2009, the Touchstone Value Opportunities Fund became the accounting survivor. Accordingly, the performance information presented above, for the periods prior to August 28, 2009, is historical information for the Class A Shares of the Touchstone Value Opportunities Fund adjusted to reflect the expenses of Class K Shares.
2	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Value Index and the Russell 3000® Value Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The Russell 1000® Value Index and the Russell 3000® Value Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	23.8%
Energy	13.1%
Health Care	11.5%
Consumer Staples	9.9%
Consumer Discretionary	9.0%
Utilities	6.6%
Industrials	6.5%
Information Technology	5.5%
Telecommunication Services	3.8%
Materials	3.2%
Other Security[2]	3.0%
Cash Equivalents[3]	4.7%
Other Assets and Liabilities — Net[4]	(0.6)%
Total	100.0%
1	Except for Other Security, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Security includes an Exchange-Traded Fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

September 30, 2010

Shares			Value
		COMMON STOCKS – 92.9%
		Consumer Discretionary – 9.0%
303,200		Coach, Inc.	13,025,472
199,367	[1]	DIRECTV Group, Inc., Class A	8,299,648
1,048,800	[1]	Liberty Media Holding Corp.	14,379,048
12,707,350	[1]	Sirius XM Radio, Inc.	15,248,820
380,618		Time Warner, Inc.	11,665,942
357,090		Walt Disney Co.	11,823,250
		TOTAL	74,442,180
		Consumer Staples – 9.9%
212,050	[1]	Energizer Holdings, Inc.	14,256,121
355,265		H.J. Heinz Co.	16,828,903
554,150		Kraft Foods, Inc., Class A	17,101,069
146,602		Lorillard, Inc.	11,773,607
190,740		Procter & Gamble Co.	11,438,678
310,580		Walgreen Co.	10,404,430
		TOTAL	81,802,808
		Energy – 13.1%
311,570		Chevron Corp.	25,252,748
1,462,200		El Paso Corp.	18,102,036
331,450	[1]	Forest Oil Corp.	9,844,065
398,950		National-Oilwell, Inc.	17,741,306
328,250	[1]	Newfield Exploration Co.	18,854,680
138,950		Schlumberger Ltd.	8,560,710
104,600	[1]	Whiting Petroleum Corp.	9,990,346
		TOTAL	108,345,891
		Financials – 23.8%
1,923,100		Bank of America Corp.	25,211,841
387,067	[1]	CIT Group, Inc.	15,800,075
5,228,850	[1]	Citigroup, Inc.	20,392,515
325,250		Comerica, Inc.	12,083,037
658,180		JPMorgan Chase & Co.	25,056,913
329,850		MetLife, Inc.	12,682,732
801,050		Progressive Corp., OH	16,717,913
446,950		The Travelers Cos., Inc.	23,286,095
1,159,030		U.S. Bancorp	25,058,229
418,820		Wells Fargo & Co.	10,524,947
Annual Shareholder Report

Shares			Value
481,850		XL Group PLC	10,436,871
		TOTAL	197,251,168
		Health Care – 11.5%
470,750		Aetna, Inc.	14,880,408
289,900	[1]	Amgen, Inc.	15,976,389
446,865		Merck & Co., Inc.	16,449,101
1,676,195		Pfizer, Inc.	28,780,268
560,150		UnitedHealth Group, Inc.	19,666,866
		TOTAL	95,753,032
		Industrials – 6.5%
825,750		General Electric Co.	13,418,438
342,500		Honeywell International, Inc.	15,049,450
256,755		Raytheon Co.	11,736,271
457,900		Republic Services, Inc.	13,961,371
		TOTAL	54,165,530
		Information Technology – 5.5%
319,950	[1]	BMC Software, Inc.	12,951,576
513,005	[1]	EMC Corp.	10,419,132
386,900		Microsoft Corp.	9,475,181
282,075		Qualcomm, Inc.	12,727,224
		TOTAL	45,573,113
		Materials – 3.2%
601,525		Du Pont (E.I.) de Nemours & Co.	26,840,045
		Telecommunication Services – 3.8%
777,355		AT&T, Inc.	22,232,353
295,732		Verizon Communications, Inc.	9,637,906
		TOTAL	31,870,259
		Utilities – 6.6%
1,066,000		CMS Energy Corp.	19,209,320
405,950		Wisconsin Energy Corp.	23,463,910
536,800		Xcel Energy, Inc.	12,330,296
		TOTAL	55,003,526
		TOTAL COMMON STOCKS (IDENTIFIED COST $716,624,908)	771,047,552
		EXCHANGE-TRADED FUND – 3.0%
422,750		iShares Russell 1000 Value Index Fund (IDENTIFIED COST $24,921,535)	24,938,022
Annual Shareholder Report

Shares			Value
		MUTUAL FUND – 4.7%
39,423,055	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	39,423,055
		TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $780,969,498)[4]	835,408,629
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[5]	(5,299,708)
		TOTAL NET ASSETS — 100%	$830,108,921
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $785,539,768.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all the investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $39,423,055 of investments in an affiliated issuer (Note 6) (identified cost $780,969,498)		$835,408,629
Cash		633
Income receivable		989,371
Receivable for investments sold		13,053,707
Receivable for shares sold		675,522
TOTAL ASSETS		850,127,862
Liabilities:
Payable for investments purchased	$17,871,732
Payable for shares redeemed	1,425,641
Payable for distribution services fee (Note 6)	64,960
Payable for shareholder services fee (Note 6)	228,248
Accrued expenses	428,360
TOTAL LIABILITIES		20,018,941
Net assets for 63,858,705 shares outstanding		$830,108,921
Net Assets Consist of:
Paid-in capital		$1,330,656,726
Net unrealized appreciation of investments		54,439,131
Accumulated net realized loss on investments		(555,081,782)
Undistributed net investment income		94,846
TOTAL NET ASSETS		$830,108,921
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($143,281,088 ÷ 11,008,309 shares outstanding), no par value, unlimited shares authorized	$13.02
Offering price per share	$13.02
Redemption proceeds per share	$13.02
Class A Shares:
Net asset value per share ($575,761,735 ÷ 44,288,065 shares outstanding), no par value, unlimited shares authorized	$13.00
Offering price per share (100/94.50 of $13.00)	$13.76
Redemption proceeds per share	$13.00
Class B Shares:
Net asset value per share ($57,625,221 ÷ 4,447,073 shares outstanding), no par value, unlimited shares authorized	$12.96
Offering price per share	$12.96
Redemption proceeds per share (94.50/100 of $12.96)	$12.25
Class C Shares:
Net asset value per share ($38,708,039 ÷ 2,982,640 shares outstanding), no par value, unlimited shares authorized	$12.98
Offering price per share	$12.98
Redemption proceeds per share (99.00/100 of $12.98)	$12.85
Class K Shares:
Net asset value per share ($14,732,838 ÷ 1,132,618 shares outstanding), no par value, unlimited shares authorized	$13.01
Offering price per share	$13.01
Redemption proceeds per share	$13.01

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended September 30, 2010

Investment Income:
Dividends (including $38,924 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $2,007)		$15,460,170
Interest received from securities loaned		938
TOTAL INCOME		$15,461,108
Expenses:
Investment adviser fee (Note 6)	$6,386,245
Administrative personnel and services fee (Note 6)	664,056
Custodian fees	39,807
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	174,011
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,637,694
Transfer and dividend disbursing agent fees and expenses — Class B Shares	274,450
Transfer and dividend disbursing agent fees and expenses — Class C Shares	114,578
Transfer and dividend disbursing agent fees and expenses — Class K Shares	56,467
Directors'/Trustees' fees	3,419
Auditing fees	40,500
Legal fees	6,318
Portfolio accounting fees	163,450
Distribution services fee — Class B Shares (Note 6)	526,348
Distribution services fee — Class C Shares (Note 6)	294,310
Distribution services fee — Class K Shares (Note 6)	68,450
Shareholder services fee — Class A Shares (Note 6)	1,565,506
Shareholder services fee — Class B Shares (Note 6)	175,449
Shareholder services fee — Class C Shares (Note 6)	97,398
Account administration fee — Class A Shares	759
Account administration fee — Class C Shares	681
Share registration costs	82,419
Printing and postage	196,869
Insurance premiums	5,053
Miscellaneous	7,211
TOTAL EXPENSES	12,581,448
Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 6)	$(1,077,894)
Waiver of administrative personnel and services fee (Note 6)	(16,065)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 6)	(499,156)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 6)	(161,759)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 6)	(51,202)
Fees paid indirectly from directed brokerage arrangements (Note 7)	(32,683)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,838,759)
Net expenses			$10,742,689
Net investment income			4,718,419
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(46,400,966)
Net change in unrealized depreciation of investments			70,041,336
Net realized and unrealized gain on investments			23,640,370
Change in net assets resulting from operations			$28,358,789

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,718,419	$2,627,336
Net realized loss on investments	(46,400,966)	(44,452,076)
Net change in unrealized appreciation/depreciation of investments	70,041,336	15,196,239
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,358,789	(26,628,501)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(983,451)	—
Class A Shares	(3,693,299)	(2,419,186)
Class B Shares	(17,614)	—
Class C Shares	(5,952)	(38,355)
Class K Shares	(17,516)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,717,832)	(2,457,541)
Share Transactions:
Proceeds from sale of shares	255,144,806	68,273,280
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund (Note 2)	—	12,565,926
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc. (Note 2)	—	679,733,197
Net asset value of shares issued to shareholders in payment of distributions declared	4,237,783	2,285,810
Cost of shares redeemed	(302,975,211)	(64,567,685)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,592,622)	698,290,528
Change in net assets	(19,951,665)	669,204,486
Net Assets:
Beginning of period	850,060,586	180,856,100
End of period (including undistributed net investment income of $94,846 and $94,259, respectively)	$830,108,921	$850,060,586

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. reorganization

The Fund is the successor (“Successor Fund”) to Touchstone Value Opportunities Fund (the “Predecessor Fund”), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. On that date, Class A Shares, Class C Shares and Class Z Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares and Class A Shares of the Fund, respectively. As a result of the reorganization on August 28, 2009, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for the periods prior to August 28, 2009, is historical information of the Predecessor Fund.

On August 28, 2009, the Fund received a tax-free transfer of assets from Touchstone Value Opportunities Fund, as follows:

Shares of the Fund Issued	Touchstone Value Opportunities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
13,258,411	$162,851,244	$2,221,563	$12,565,926	$175,417,170
1	Unrealized appreciation is included in the Touchstone Value Opportunities Fund Net Assets Received amount shown above.

On the date of the reorganization, the Successor Fund's net assets included $2,119,296 of net unrealized appreciation.

Annual Shareholder Report

On September 18, 2009, the Fund received a tax-free transfer of assets from Federated American Leaders Fund, Inc., as follows:
Shares of the Fund Issued	Federated American Leaders Fund, Inc. Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
52,783,178	$679,733,197	$(16,944,166)	$193,844,924	$873,578,121
1	Unrealized depreciation is included in the Federated American Leaders Fund, Inc. Net Assets Received amount shown above.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2009 and 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 9/30/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,819,322	$140,803,781	46,315	$574,933
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	908,665	11,171,864
Shares issued to shareholders in payment of distributions declared	68,883	890,995	—	—
Shares redeemed	(832,524)	(10,844,272)	(2,352)	(28,168)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,055,681	$130,850,504	952,628	$11,718,629
Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,582,264	$86,409,757	1,754,894	$19,558,947
Transfer in Class Z Shares[2]	—	—	12,596,617	182,078,468
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	76,192	935,852
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	42,830,686	551,659,234
Shares issued to shareholders in payment of distributions declared	254,581	3,307,126	16,760	179,185
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(637,282)	—
Shares redeemed	(18,640,211)	(241,209,936)	(1,157,857)	(13,324,756)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(11,803,366)	$(151,493,053)	55,480,010	$741,086,930
Annual Shareholder Report

	Year Ended 9/30/2010		Period Ended 9/30/2009[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	689,586	$9,058,000	112,935	$1,393,248
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	34,767	426,380
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	6,195,909	79,679,394
Shares issued to shareholders in payment of distributions declared	1,283	16,924	—	—
Shares redeemed	(2,532,334)	(32,653,736)	(55,073)	(694,836)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,841,465)	$(23,578,812)	6,288,538	$80,804,186
Year Ended September 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	925,628	$12,221,565	271,399	$2,870,136
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	2,358	28,964
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	2,778,973	35,793,174
Shares issued to shareholders in payment of distributions declared	397	5,247	3,374	36,153
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(16,484)	—
Shares redeemed	(1,037,233)	(13,476,171)	(233,730)	(2,456,544)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(111,208)	$(1,249,359)	2,805,890	$36,271,883
Annual Shareholder Report

	Year Ended 9/30/2010		Period Ended 9/30/2009[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	511,901	$6,651,703	16,424	$207,777
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	233	2,866
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	977,610	12,601,395
Shares issued to shareholders in payment of distributions declared	1,328	17,491	—	—
Shares redeemed	(368,180)	(4,791,096)	(6,698)	(84,963)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	145,049	$1,878,098	987,569	$12,727,075
Year Ended September 30	2010		2009
Class Z Shares[2]	Shares	Amount	Shares	Amount
Shares sold	—	$ —	4,420,419	$43,668,239
Shares issued to shareholders in payment of distributions declared	—	—	200,218	2,070,472
Shares redeemed	—	—	(4,574,307)	(47,978,418)
NET CHANGE RESULTING FROM CLASS Z SHARE TRANSACTIONS	—	$ —	46,330	$(2,239,707)
FINAL REDEMPTION FROM CLASS Z SHARES[2]	—	$ —	(12,596,617)	$(182,078,468)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,555,309)	$(43,592,622)	53,964,348	$698,290,528
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	At the close of business on August 28, 2009, Class Z Shares were reorganized into Class A Shares.

5. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$4,717,832	$2,457,541
Annual Shareholder Report

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$94,846
Net unrealized appreciation	$49,868,861
Capital loss carryforwards and deferrals	$(550,511,512)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At September 30, 2010, the cost of investments for federal tax purposes was $785,539,768. The net unrealized appreciation of investments for federal tax purposes was $49,868,861. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,321,483 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,452,622.

At September 30, 2010, the Fund had a capital loss carryforward of $511,037,861 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$342,110,357
2016	$125,794,854
2017	$30,314,241
2018	$12,818,409

As a result of the tax-free transfer of assets from Touchstone Value Opportunities Fund and Federated American Leaders Fund, Inc., the use of certain capital loss carryforwards listed above may be limited.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2010, for federal income tax purposes, post October losses of $39,473,651 were deferred to October 1, 2010.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser voluntarily waived $1,057,120 of its fee. In addition, for the year ended September 30, 2010, an affiliate of the Adviser reimbursed $712,117 of transfer and dividend disbursing agent fees and expenses.

Prior to close of business on August 28, 2009, the Predecessor Fund's investment adviser was Touchstone Advisors, Inc. After the close of business on August 28, 2009, the Predecessor Fund was reorganized into the Fund. The annual investment adviser fee did not change due to this reorganization.

Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,065 of its fee.

Prior to close of business on August 28, 2009, Touchstone Advisors, Inc. provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $33,091 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., was the principal distributor for the Predecessor Fund.

Annual Shareholder Report

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $85,399 in sales charges from the sale of Class A Shares. FSC also retained $256 of CDSC relating to redemptions of Class A Shares and $807 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC did not receive any fees paid by the Fund.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., received Service Fees from the Predecessor Fund.

Expense Limitation

Effective November 30, 2010, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.94%, 1.19%, 1.92%, 1.92% and 1.42% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended September 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $704,093 and $6,172,322, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $20,774. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	5,264,453	314,363,867	280,205,265	39,423,055	$39,423,055	$38,924

7. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2010, the Fund's expenses were reduced by $32,683 under these arrangements.

8. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2010, were as follows:

Purchases	$622,472,880
Sales	$693,501,343

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

11. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The Annual Shareholder Report potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2010, 100.0% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended September 30, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated clover value fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Value Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 25, 2008, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Value Fund as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 36 years of investment experience.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Clover Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172255
Cusip 314172248
Cusip 314172230
Cusip 314172222

41200 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Clover Value Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 9/30/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.63	$12.29
Income From Investment Operations:
Net investment income	0.11[2]	0.01[2]
Net realized and unrealized gain on investments	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.34
Less Distributions:
Distributions from net investment income	(0.11)	—
Net Asset Value, End of Period	$13.02	$12.63
Total Return[3]	4.00%	2.77%
Ratios to Average Net Assets:
Net expenses	0.94%[4]	0.94%[4,5]
Net investment income	0.87%	0.54%[5]
Expense waiver/reimbursement[6]	0.13%	0.44%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$143,281	$12,033
Portfolio turnover	76%	73%[7]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009. See Note 2 to the Financial Statements.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93% and 0.94% for the year ended September 30, 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$944.90	$4.58
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.36	$4.76
1	Expenses are equal to the Fund's annualized net expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

For the fiscal year ended September 30, 2010, the Fund produced a total return, based on net asset value, of 4.00%. Over the same period, the Russell 1000® Value Index (RU1V),1 a broad-based securities market index, returned 8.90%. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RU1V.

market overview

The Fund's fiscal year was characterized by see-saw market action driven by alternating waves of encouraging and dispiriting news flow. Reevaluations of the velocity and direction of interest rates, employment, housing, currencies and earnings kept investors paralyzed and largely on the sidelines; declining market volumes were a symptom of the apathetic mood. During this period, the broad market, as measured by the Standard & Poor's 500 Index (S&P 500),2 managed to return 10.16%. Despite lingering economic woes, the ever-forward-looking stock market took an optimistic turn in September, to finish the period firmly in positive territory.

1	The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.
2	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the fund, not affected by cash flows. It is not possible to invest directly in an index.
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FUND PERFORMANCE

The Materials and Health Care sectors contributed positively to the Fund's performance for the reporting period. Stocks such as DuPont and Merck were notable contributors toward driving sector performance. Detracting from relative performance were the Industrials and Energy sectors. Stocks such as URS, Transocean and Exxon Mobil performed poorly. The lag in relative performance for the fiscal year is primarily attributable to disappointing stock selection across the majority of sectors.

POSITIONING AND STRATEGY

Historically, the Fund has enjoyed consistent success in the Energy sector. However, in the June quarter, the Fund suffered a setback due to its holdings in Transocean and Anadarko. Both firms had direct exposure to the New Horizon well disaster which was operated by British Petroleum, an event that was impossible to predict. Despite the setback, the Fund continued to seek opportunities in the Energy sector. Market volatility remained prominent during the fiscal year. As such, the Fund continued to favor companies with consistent cash flows, strong balance sheets and a propensity to return excess cash to shareholders in the form of dividends or share repurchases.

The Fund ended the fiscal year overweighted relative to the benchmark in Consumer Discretionary and Energy, while being underweighted in Financials and Industrials. The Fund's over- or underweights relative to its benchmark are driven not by economic forecasts but, rather, by the analysts' view of company-specific opportunities within each sector. While the Fund's managers remained aware of macroeconomic factors that affected Fund performance, the investment approach focused instead on bottom-up, fundamental analysis that sought to construct a well-diversified, risk-controlled portfolio.3

3	Diversification does not assure a profit nor protect against loss. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
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GROWTH OF A $10,000 INVESTMENT  -  institutional shares1

The Fund's Institutional Shares commenced operations on August 29, 2009. For the period prior to commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. The graph below illustrates the hypothetical investment of $10,0002 in the Federated Clover Value Fund (Institutional Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Russell 1000® Value Index (RU1V)3 and the Russell 3000® Value Index (RU3V).3

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	4.00%
5 Years	-0.32%
10 Years	5.84%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report
5

1	Federated Clover Value Fund is the successor to Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to Clover Capital Multi Value Equity Common Fund, LLC, organized as a Delaware limited liability company only available to accredited investors. The Fund assumed the performance of the predecessor common fund. As a result of the reorganization on August 28, 2009, the Touchstone Value Opportunities Fund became the accounting survivor. Accordingly, the performance information presented above, for the periods prior to August 28, 2009, is historical information for the Class A Shares of the Touchstone Value Opportunities Fund.
2	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Value Index and the Russell 3000® Value Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The Russell 1000® Value Index and Russell 3000® Value Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	23.8%
Energy	13.1%
Health Care	11.5%
Consumer Staples	9.9%
Consumer Discretionary	9.0%
Utilities	6.6%
Industrials	6.5%
Information Technology	5.5%
Telecommunication Services	3.8%
Materials	3.2%
Other Security[2]	3.0%
Cash Equivalents[3]	4.7%
Other Assets and Liabilities — Net[4]	(0.6)%
Total	100.0%
1	Except for Other Security, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Security includes an Exchange-Traded Fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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Portfolio of Investments

September 30, 2010

Shares			Value
		COMMON STOCKS – 92.9%
		Consumer Discretionary – 9.0%
303,200		Coach, Inc.	13,025,472
199,367	[1]	DIRECTV Group, Inc., Class A	8,299,648
1,048,800	[1]	Liberty Media Holding Corp.	14,379,048
12,707,350	[1]	Sirius XM Radio, Inc.	15,248,820
380,618		Time Warner, Inc.	11,665,942
357,090		Walt Disney Co.	11,823,250
		TOTAL	74,442,180
		Consumer Staples – 9.9%
212,050	[1]	Energizer Holdings, Inc.	14,256,121
355,265		H.J. Heinz Co.	16,828,903
554,150		Kraft Foods, Inc., Class A	17,101,069
146,602		Lorillard, Inc.	11,773,607
190,740		Procter & Gamble Co.	11,438,678
310,580		Walgreen Co.	10,404,430
		TOTAL	81,802,808
		Energy – 13.1%
311,570		Chevron Corp.	25,252,748
1,462,200		El Paso Corp.	18,102,036
331,450	[1]	Forest Oil Corp.	9,844,065
398,950		National-Oilwell, Inc.	17,741,306
328,250	[1]	Newfield Exploration Co.	18,854,680
138,950		Schlumberger Ltd.	8,560,710
104,600	[1]	Whiting Petroleum Corp.	9,990,346
		TOTAL	108,345,891
		Financials – 23.8%
1,923,100		Bank of America Corp.	25,211,841
387,067	[1]	CIT Group, Inc.	15,800,075
5,228,850	[1]	Citigroup, Inc.	20,392,515
325,250		Comerica, Inc.	12,083,037
658,180		JPMorgan Chase & Co.	25,056,913
329,850		MetLife, Inc.	12,682,732
801,050		Progressive Corp., OH	16,717,913
446,950		The Travelers Cos., Inc.	23,286,095
1,159,030		U.S. Bancorp	25,058,229
418,820		Wells Fargo & Co.	10,524,947
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8

Shares			Value
481,850		XL Group PLC	10,436,871
		TOTAL	197,251,168
		Health Care – 11.5%
470,750		Aetna, Inc.	14,880,408
289,900	[1]	Amgen, Inc.	15,976,389
446,865		Merck & Co., Inc.	16,449,101
1,676,195		Pfizer, Inc.	28,780,268
560,150		UnitedHealth Group, Inc.	19,666,866
		TOTAL	95,753,032
		Industrials – 6.5%
825,750		General Electric Co.	13,418,438
342,500		Honeywell International, Inc.	15,049,450
256,755		Raytheon Co.	11,736,271
457,900		Republic Services, Inc.	13,961,371
		TOTAL	54,165,530
		Information Technology – 5.5%
319,950	[1]	BMC Software, Inc.	12,951,576
513,005	[1]	EMC Corp.	10,419,132
386,900		Microsoft Corp.	9,475,181
282,075		Qualcomm, Inc.	12,727,224
		TOTAL	45,573,113
		Materials – 3.2%
601,525		Du Pont (E.I.) de Nemours & Co.	26,840,045
		Telecommunication Services – 3.8%
777,355		AT&T, Inc.	22,232,353
295,732		Verizon Communications, Inc.	9,637,906
		TOTAL	31,870,259
		Utilities – 6.6%
1,066,000		CMS Energy Corp.	19,209,320
405,950		Wisconsin Energy Corp.	23,463,910
536,800		Xcel Energy, Inc.	12,330,296
		TOTAL	55,003,526
		TOTAL COMMON STOCKS (IDENTIFIED COST $716,624,908)	771,047,552
		EXCHANGE-TRADED FUND – 3.0%
422,750		iShares Russell 1000 Value Index Fund (IDENTIFIED COST $24,921,535)	24,938,022
Annual Shareholder Report
9

Shares			Value
		MUTUAL FUND – 4.7%
39,423,055	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	39,423,055
		TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $780,969,498)[4]	835,408,629
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[5]	(5,299,708)
		TOTAL NET ASSETS — 100%	$830,108,921
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $785,539,768.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all the investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $39,423,055 of investments in an affiliated issuer (Note 6) (identified cost $780,969,498)		$835,408,629
Cash		633
Income receivable		989,371
Receivable for investments sold		13,053,707
Receivable for shares sold		675,522
TOTAL ASSETS		850,127,862
Liabilities:
Payable for investments purchased	$17,871,732
Payable for shares redeemed	1,425,641
Payable for distribution services fee (Note 6)	64,960
Payable for shareholder services fee (Note 6)	228,248
Accrued expenses	428,360
TOTAL LIABILITIES		20,018,941
Net assets for 63,858,705 shares outstanding		$830,108,921
Net Assets Consist of:
Paid-in capital		$1,330,656,726
Net unrealized appreciation of investments		54,439,131
Accumulated net realized loss on investments		(555,081,782)
Undistributed net investment income		94,846
TOTAL NET ASSETS		$830,108,921
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($143,281,088 ÷ 11,008,309 shares outstanding), no par value, unlimited shares authorized	$13.02
Offering price per share	$13.02
Redemption proceeds per share	$13.02
Class A Shares:
Net asset value per share ($575,761,735 ÷ 44,288,065 shares outstanding), no par value, unlimited shares authorized	$13.00
Offering price per share (100/94.50 of $13.00)	$13.76
Redemption proceeds per share	$13.00
Class B Shares:
Net asset value per share ($57,625,221 ÷ 4,447,073 shares outstanding), no par value, unlimited shares authorized	$12.96
Offering price per share	$12.96
Redemption proceeds per share (94.50/100 of $12.96)	$12.25
Class C Shares:
Net asset value per share ($38,708,039 ÷ 2,982,640 shares outstanding), no par value, unlimited shares authorized	$12.98
Offering price per share	$12.98
Redemption proceeds per share (99.00/100 of $12.98)	$12.85
Class K Shares:
Net asset value per share ($14,732,838 ÷ 1,132,618 shares outstanding), no par value, unlimited shares authorized	$13.01
Offering price per share	$13.01
Redemption proceeds per share	$13.01

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Statement of Operations

Year Ended September 30, 2010

Investment Income:
Dividends (including $38,924 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $2,007)		$15,460,170
Interest received from securities loaned		938
TOTAL INCOME		$15,461,108
Expenses:
Investment adviser fee (Note 6)	$6,386,245
Administrative personnel and services fee (Note 6)	664,056
Custodian fees	39,807
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	174,011
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,637,694
Transfer and dividend disbursing agent fees and expenses — Class B Shares	274,450
Transfer and dividend disbursing agent fees and expenses — Class C Shares	114,578
Transfer and dividend disbursing agent fees and expenses — Class K Shares	56,467
Directors'/Trustees' fees	3,419
Auditing fees	40,500
Legal fees	6,318
Portfolio accounting fees	163,450
Distribution services fee — Class B Shares (Note 6)	526,348
Distribution services fee — Class C Shares (Note 6)	294,310
Distribution services fee — Class K Shares (Note 6)	68,450
Shareholder services fee — Class A Shares (Note 6)	1,565,506
Shareholder services fee — Class B Shares (Note 6)	175,449
Shareholder services fee — Class C Shares (Note 6)	97,398
Account administration fee — Class A Shares	759
Account administration fee — Class C Shares	681
Share registration costs	82,419
Printing and postage	196,869
Insurance premiums	5,053
Miscellaneous	7,211
TOTAL EXPENSES	12,581,448
Annual Shareholder Report
13

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 6)	$(1,077,894)
Waiver of administrative personnel and services fee (Note 6)	(16,065)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 6)	(499,156)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 6)	(161,759)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 6)	(51,202)
Fees paid indirectly from directed brokerage arrangements (Note 7)	(32,683)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,838,759)
Net expenses			$10,742,689
Net investment income			4,718,419
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(46,400,966)
Net change in unrealized depreciation of investments			70,041,336
Net realized and unrealized gain on investments			23,640,370
Change in net assets resulting from operations			$28,358,789

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,718,419	$2,627,336
Net realized loss on investments	(46,400,966)	(44,452,076)
Net change in unrealized appreciation/depreciation of investments	70,041,336	15,196,239
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,358,789	(26,628,501)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(983,451)	—
Class A Shares	(3,693,299)	(2,419,186)
Class B Shares	(17,614)	—
Class C Shares	(5,952)	(38,355)
Class K Shares	(17,516)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,717,832)	(2,457,541)
Share Transactions:
Proceeds from sale of shares	255,144,806	68,273,280
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund (Note 2)	—	12,565,926
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc. (Note 2)	—	679,733,197
Net asset value of shares issued to shareholders in payment of distributions declared	4,237,783	2,285,810
Cost of shares redeemed	(302,975,211)	(64,567,685)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,592,622)	698,290,528
Change in net assets	(19,951,665)	669,204,486
Net Assets:
Beginning of period	850,060,586	180,856,100
End of period (including undistributed net investment income of $94,846 and $94,259, respectively)	$830,108,921	$850,060,586

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. reorganization

The Fund is the successor (Successor Fund) to Touchstone Value Opportunities Fund (the “Predecessor Fund”), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. On that date, Class A Shares, Class C Shares and Class Z Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares and Class A Shares of the Fund, respectively. As a result of the reorganization on August 28, 2009, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for the periods prior to August 28, 2009, is historical information of the Predecessor Fund.

On August 28, 2009, the Fund received a tax-free transfer of assets from Touchstone Value Opportunities Fund, as follows:

Shares of the Fund Issued	Touchstone Value Opportunities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
13,258,411	$162,851,244	$2,221,563	$12,565,926	$175,417,170
1	Unrealized appreciation is included in the Touchstone Value Opportunities Fund Net Assets Received amount shown above.

On the date of the reorganization, the Successor Fund's net assets included $2,119,296 of net unrealized appreciation.

Annual Shareholder Report
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On September 18, 2009, the Fund received a tax-free transfer of assets from Federated American Leaders Fund, Inc., as follows:
Shares of the Fund Issued	Federated American Leaders Fund, Inc. Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
52,783,178	$679,733,197	$(16,944,166)	$193,844,924	$873,578,121
1	Unrealized depreciation is included in the Federated American Leaders Fund, Inc. Net Assets Received amount shown above.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
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and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2009 and 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 9/30/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,819,322	$140,803,781	46,315	$574,933
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	908,665	11,171,864
Shares issued to shareholders in payment of distributions declared	68,883	890,995	—	—
Shares redeemed	(832,524)	(10,844,272)	(2,352)	(28,168)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,055,681	$130,850,504	952,628	$11,718,629
Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,582,264	$86,409,757	1,754,894	$19,558,947
Transfer in Class Z Shares[2]	—	—	12,596,617	182,078,468
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	76,192	935,852
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	42,830,686	551,659,234
Shares issued to shareholders in payment of distributions declared	254,581	3,307,126	16,760	179,185
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(637,282)	—
Shares redeemed	(18,640,211)	(241,209,936)	(1,157,857)	(13,324,756)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(11,803,366)	$(151,493,053)	55,480,010	$741,086,930
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	Year Ended 9/30/2010		Period Ended 9/30/2009[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	689,586	$9,058,000	112,935	$1,393,248
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	34,767	426,380
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	6,195,909	79,679,394
Shares issued to shareholders in payment of distributions declared	1,283	16,924	—	—
Shares redeemed	(2,532,334)	(32,653,736)	(55,073)	(694,836)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,841,465)	$(23,578,812)	6,288,538	$80,804,186
Year Ended September 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	925,628	$12,221,565	271,399	$2,870,136
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	2,358	28,964
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	2,778,973	35,793,174
Shares issued to shareholders in payment of distributions declared	397	5,247	3,374	36,153
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(16,484)	—
Shares redeemed	(1,037,233)	(13,476,171)	(233,730)	(2,456,544)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(111,208)	$(1,249,359)	2,805,890	$36,271,883
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	Year Ended 9/30/2010		Period Ended 9/30/2009[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	511,901	$6,651,703	16,424	$207,777
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	233	2,866
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	977,610	12,601,395
Shares issued to shareholders in payment of distributions declared	1,328	17,491	—	—
Shares redeemed	(368,180)	(4,791,096)	(6,698)	(84,963)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	145,049	$1,878,098	987,569	$12,727,075
Year Ended September 30	2010		2009
Class Z Shares[2]	Shares	Amount	Shares	Amount
Shares sold	—	$ —	4,420,419	$43,668,239
Shares issued to shareholders in payment of distributions declared	—	—	200,218	2,070,472
Shares redeemed	—	—	(4,574,307)	(47,978,418)
NET CHANGE RESULTING FROM CLASS Z SHARE TRANSACTIONS	—	$ —	46,330	$(2,239,707)
FINAL REDEMPTION FROM CLASS Z SHARES[2]	—	$ —	(12,596,617)	$(182,078,468)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,555,309)	$(43,592,622)	53,964,348	$698,290,528
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	At the close of business on August 28, 2009, Class Z Shares were reorganized into Class A Shares.

5. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$4,717,832	$2,457,541
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As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$94,846
Net unrealized appreciation	$49,868,861
Capital loss carryforwards and deferrals	$(550,511,512)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At September 30, 2010, the cost of investments for federal tax purposes was $785,539,768. The net unrealized appreciation of investments for federal tax purposes was $49,868,861. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,321,483 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,452,622.

At September 30, 2010, the Fund had a capital loss carryforward of $511,037,861 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$342,110,357
2016	$125,794,854
2017	$30,314,241
2018	$12,818,409

As a result of the tax-free transfer of assets from Touchstone Value Opportunities Fund and Federated American Leaders Fund, Inc., the use of certain capital loss carryforwards listed above may be limited.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2010, for federal income tax purposes, post October losses of $39,473,651 were deferred to October 1, 2010.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser voluntarily waived $1,057,120 of its fee. In addition, for the year ended September 30, 2010, an affiliate of the Adviser reimbursed $712,117 of transfer and dividend disbursing agent fees and expenses.

Prior to close of business on August 28, 2009, the Predecessor Fund's investment adviser was Touchstone Advisors, Inc. After the close of business on August 28, 2009, the Predecessor Fund was reorganized into the Fund. The annual investment adviser fee did not change due to this reorganization.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,065 of its fee.

Prior to close of business on August 28, 2009, Touchstone Advisors, Inc. provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $33,091 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., was the principal distributor for the Predecessor Fund.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $85,399 in sales charges from the sale of Class A Shares. FSC also retained $256 of CDSC relating to redemptions of Class A Shares and $807 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC did not receive any fees paid by the Fund.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., received Service Fees from the Predecessor Fund.

Expense Limitation

Effective November 30, 2010, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.94%, 1.19%, 1.92%, 1.92% and 1.42% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended September 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $704,093 and $6,172,322, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $20,774. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	5,264,453	314,363,867	280,205,265	39,423,055	$39,423,055	$38,924

7. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2010, the Fund's expenses were reduced by $32,683 under these arrangements.

8. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2010, were as follows:

Purchases	$622,472,880
Sales	$693,501,343

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

11. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The Annual Shareholder Report
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potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2010, 100.0% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended September 30, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated clover value fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Value Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 25, 2008, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Value Fund as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 36 years of investment experience.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Clover Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
36

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Notes

41

Notes
42

Notes
43

Notes
44

Notes
45

Notes
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172214

41201 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prudent Bear Fund

(Successor to the Prudent Bear Fund Established 1995)

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2010	2009[1]	2008	2007	2006
Net Asset Value, Beginning of Period	$5.74	$6.82	$5.96	$5.84	$5.47
Income From Investment Operations:
Net investment income (loss)	(0.12)[2]	(0.15)[2]	0.05	0.19	0.15
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.53)	0.41	1.00	0.12	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.65)	0.26	1.05	0.31	0.43
Less Distributions:
Distributions from net investment income	—	—	(0.19)	(0.19)	(0.06)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	(1.33)	—	—	—
Return of capital[3]	—	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	—	(1.34)	(0.19)	(0.19)	(0.06)
Redemption Fees	—	—	0.00[4]	0.00[4]	0.00[4]
Net Asset Value, End of Period	$5.09	$5.74	$6.82	$5.96	$5.84
Total Return[5]	(11.32)%	0.06%	17.98%	5.49%	7.92%
Ratios to Average Net Assets:
Net expenses	2.42%[6]	2.84%[6]	2.56%[6]	2.33%[6]	2.49%
Net expenses excluding dividends and other expenses related to short sales	1.72%[6]	1.73%[6]	1.72%[6]	1.76%[6]	1.77%
Net investment income (loss)	(2.31)%	(2.18)%	0.80%	3.31%	2.60%
Expense waiver/reimbursement[7]	0.01%	0.03%	0.04%	0.03%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$1,212,331	$1,079,143	$1,054,341	$747,610	$650,305
Portfolio turnover	379%	392%	277%	119%	104%
1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predeccesor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.42%, 2.82%, 2.52% and 2.30%, after taking into account these expense reductions for the years ended September 30, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2010	2009[1]	2008	2007	2006
Net Asset Value, Beginning of Period	$5.40	$6.52	$5.72	$5.62	$5.29
Income From Investment Operations:
Net investment income (loss)	(0.15)[2]	(0.19)[2]	0.01	0.14	0.11
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.50)	0.41	0.96	0.11	0.26
TOTAL FROM INVESTMENT OPERATIONS	(0.65)	0.22	0.97	0.25	0.37
Less Distributions:
Distributions from net investment income	—	—	(0.17)	(0.15)	(0.04)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	(1.33)	—	—	—
Return of capital[3]	—	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	—	(1.34)	(0.17)	(0.15)	(0.04)
Redemption Fees	—	—	0.00[4]	0.00[4]	0.00[4]
Net Asset Value, End of Period	$4.75	$5.40	$6.52	$5.72	$5.62
Total Return[5]	(12.04)%	(0.65)%	17.13%	4.61%	7.14%
Ratios to Average Net Assets:
Net expenses	3.17%[6]	3.61%[6]	3.31%[6]	3.08%[6]	3.24%
Net expenses excluding dividends and other expenses related to short sales	2.48%[6]	2.46%[6]	2.47%[6]	2.51%[6]	2.52%
Net investment income (loss)	(3.04)%	(3.03)%	0.09%	2.56%	1.85%
Expense waiver/reimbursement[7]	0.01%	0.03%	0.04%	0.03%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$197,495	$96,518	$65,831	$45,173	$31,283
Portfolio turnover	379%	392%	277%	119%	104%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predeccesor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.17%, 3.59%, 3.27% and 3.05%, after taking into account these expense reductions for the years ended September 30, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$998.00	$11.72
Class C Shares	$1,000	$993.70	$15.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,013.34	$11.81
Class C Shares	$1,000	$1,009.58	$15.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	2.34%
Class C Shares	3.09%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended September 30, 2010, was -11.32% for Class A Shares and -12.04% for Class C Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 a broad-based securities market index, was 10.16% for the same period. The total return for the Fund's market benchmark, the S&P 500 Inverse Daily Index,2 was -12.02% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

The following discussion will focus on the performance of the Fund's Class A Shares.

MARKET OVERVIEW

The fiscal year encompassed another extraordinary period of uncertainty and volatility for U.S. and global financial markets. U.S. stocks began the reporting period adding to 2009's big gains. From the early October 2009 low to the April 2010 trading high, the S&P 500 rose 19.6%. At that point the S&P 500 had rallied 82.9% off of the March 2009 market low, while the Standard & Poor's 400 Mid-Cap Index3 had gained 114.3%. But the rapidly expanding Greek debt crisis brought one of history's great stock market advances to an abrupt halt. From the April 2010 high to the July trading low, the S&P 500 declined 17.1%, before the market again reversed course to post the strongest September gain in 70 years. All in all, it remained an unstable and exceptionally challenging market environment.

1	The S&P 500 is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and investments cannot be made in an index.
2	The S&P 500 Inverse Daily Index is designed to provide the inverse performance of the S&P 500, representing a short position in the index.
3	The S&P 400 Mid-Cap Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.
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5

FUND PERFORMANCE

The Fund's underperformance versus the total return of the S&P 500 index (the Fund outperformed its benchmark, the S&P 500 Inverse Daily Index) for the reporting period was due to several factors. For one, most stocks outperformed the S&P 500 index. Many stocks and sectors - including those commonly shorted - have enjoyed spectacular gains. In general, individual company stock selection - albeit long or short - has been a difficult proposition for participants throughout the marketplace. It has been especially grueling on the short-side, and stock picking was not successful for the Fund during the reporting period. Performance was also negatively impacted by the extraordinarily uncertain policy backdrop and resulting erratic swings in market sentiment and prices.

The reporting period was particularly challenging with regard to the mercurial global macro backdrop. Coming into the reporting period, it was the Fund managers' view that 2010 was a “bubble year.” They believed that the unprecedented fiscal and monetary policy responses to the 2008 collapse of the mortgage/Wall Street finance bubble had unleashed potentially more expansive bubbles throughout global government finance and beyond. Such a backdrop creates great uncertainty, with bi-polar market outcome possibilities: The bubble might, as they tend to do, gather momentum - or it could burst. Acute systemic fragilities seemed to ensure that a faltering bubble had the potential to foment the rapid return of financial and economic crisis. At the same time, intractable structural vulnerabilities could elicit the type of extreme policy responses conducive to inflating bubbles.

It is the Fund managers' investment philosophy to increase short exposure when the market environment is favorable for shorting and to reduce short positions when the environment is unfavorable.4 And especially during such an unsettled period, the Fund managers will not veer away from their mandate of providing a reliable hedge against a market decline. In the end, it was just a very challenging 12-month period, as the Fund managers worked to gauge the relative risks and rewards in an unsettled marketplace and to determine whether to maintain a cautious stance or instead to implement a more opportunistic approach to managing the Fund's short exposure.

4	The Fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. The Fund may also use options and futures contracts, which have risks associated with unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchanges rates. However, a mutual fund investor's risk is limited to the amount of investment in a mutual fund. The Fund may also hold restricted securities purchased through private placements. Such securities may be difficult to sell without experiencing delays or additional costs. Please see the Prospectus for further details. Considering the increased risks, the Fund may not be suitable for all investors.
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6

Positioning and Strategy

The Fund began the reporting period cautiously positioned, as it had been since implementing major changes to portfolio positions in the fourth quarter of 2008. With a generally unfavorable risk versus reward backdrop for shorting individual company stocks, the majority of the Fund's short exposure was maintained in liquid sector and market index instruments. The stock market rallied into the end of 2009, but storm clouds were brewing.

Greece credit default swap (CDS) prices doubled in a matter of weeks to more than 400 basis points by late January 2010. U.S. and global equities performed poorly in January, and it appeared to the Fund managers that a more favorable environment for shorting might be at hand. Yet the market reversed abruptly. The S&P 500 rallied almost 17% from the early February low to the trading high on April 26, in what developed into a “short squeeze” and excruciating rally for those positioned bearishly.

In late April, right in the midst of a highly speculative equities rally, the situation took a decisive turn for the worse in Greek and periphery European debt markets. After trading at about two percent in early November 2009, Greece's two-year borrowing costs surged to 16 percent. At such yields, Greece's heavy debt load was unmanageable. The Greek crisis threw the CDS marketplace into disarray, as the unthinkable scenario of a string of sovereign defaults became a real possibility. Almost overnight, contagion effects spread to Portugal, Ireland, Spain, Italy and beyond to the global risk market more generally. Market sentiment had flip-flopped, with participants becoming anything but confident that global policymakers had things under control.

Beginning in late April, the Fund managers moved decisively to implement a more opportunistic stance. Put options were purchased to gain more exposure to a broader stock market decline. Individual company short positions were increased, with an emphasis on stocks expected to be susceptible to tightened financial conditions and a weaker-than-expected U.S. economy. Overall short exposure was increased to the highest level since 2008.

As the Fund managers had anticipated, a broadening European debt crisis did lead to tighter financial conditions here at home. Global participants were poorly positioned for an abrupt change in the market environment. In particular, a dislocation in European debt and CDS markets, faltering confidence in the euro and a surging dollar fomented a bout of de-risking and de-leveraging in the markets. In the United States, rising risk premiums, a tightening in the corporate debt market and sinking equity prices battered confidence. The tepid U.S. economic recovery stalled.

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7

While equities remained on the defensive through the end of August, general financial conditions were again loosening. With the Federal Reserve contemplating additional quantitative easing, Treasury and market yields were collapsing. Risk premiums throughout the marketplace were contracting. Corporate debt issuance was booming, with record sales of junk bonds. Jumps in merger and acquisition activity and stock buyback announcements were also indicative of a loose financial backdrop. And, importantly, a significant weakening of the U.S. dollar was providing a “reflationary” boost to global risk markets.

The Fund managers reacted to the loosening of financial conditions by implementing a more cautious strategy. Overall short exposure was reduced. The equity put positions, purchased at the onset of the Greek crisis, were sold. The allocation to individual company and sector short positions was reduced on the view that liquid S&P 500 futures again provided a more appealing risk versus reward dynamic, in what the Fund managers viewed as an increasingly risky backdrop for shorting. These moves helped mitigate loses during the big September market rally.

It is fundamental to the Fund managers' investment philosophy to remain flexible, tactical and disciplined with respect to managing Fund short exposure. Micro company research and analysis on the short side remained especially challenging for much of the reporting period, although stock selection for the Fund's long investments in resources stocks did benefit performance. And Fund performance again benefited from the other two “prongs” of the Fund managers' philosophy: diligent “top-down” macro analysis and disciplined risk-based portfolio management.

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8

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund (Class A Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Standard & Poor's 500 Index (S&P 500)3 and the S&P 500 Inverse Daily Index
(S&P 500 Inverse).3

Average Annual Total Returns[4] for the Period Ended 9/30/2010
1 Year	-16.14%
5 Years	2.40%
10 Years	6.61%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above, for the periods prior to December 5, 2008, is historical information for the No Load Shares of the Prudent Bear Fund.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable sales charges.
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9

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund (Class C Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Standard & Poor's 500 Index (S&P 500)3and the S&P 500 Inverse Daily Index (S&P 500 Inverse).3

Average Annual Total Returns[4] for the Period Ended 9/30/2010
1 Year	-12.92%
5 Years	2.79%
10 Years	6.39%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above, for the periods prior to December 5, 2008, is historical information for the Class C Shares of the Prudent Bear Fund.
2	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
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10

Portfolio of Investments Summary Tables (unaudited)

At September 30, 2010, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(22.9)%
Derivative Contracts — Short (notional value)[1]	(53.9)%
U.S. Treasury Securities	53.7%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	32.1%
Common Stock	7.1%
Other Securities[2,3]	0.0%
Cash Equivalents[4]	6.5%
Adjustment for Derivative Contracts (notional value)[1]	52.1%
Collateral on Deposit for Securities Sold Short	26.3%
Other Assets and Liabilities — Net[5]	(1.0)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
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11

At September 30, 2010, the Fund's sector composition6 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[7]
Broad Equity Index	70.2%
Consumer Staples	6.8%
Health Care	6.5%
Consumer Discretionary	6.4%
Information Technology	5.4%
Industrials	2.8%
Financials	0.7%
Materials	0.7%
Other[8]	0.5%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
7	Includes any short positions on futures contracts.
8	Other includes exchange-traded funds.
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12

Portfolio of Investments

September 30, 2010

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 7.1%
		Energy – 0.3%
675,000	[1]	Bankers Petroleum Ltd.	5,333,609
		Materials – 6.8%
3,500,000	[1]	Abacus Mining & Exploration Corp.	646,321
77,400		Agnico Eagle Mines Ltd.	5,497,722
1,900,000	[1]	Ampella Mining Ltd.	4,798,526
1,282,000	[1]	Antares Minerals, Inc.	5,295,461
75,000		Barrick Gold Corp.	3,471,750
30,430	[1]	Bassari Resources Ltd.	7,348
3,000,000	[1]	Benton Resources Corp.	1,982,700
1,000,000	[1]	Callinan Mines Ltd.	1,798,037
2,975,000	[1]	Centamin Egypt Ltd.	8,153,854
137,300		Cia de Minas Buenaventura SA, Class B, ADR	6,203,214
175,000	[1]	Corvus Gold, Inc.	144,572
549,998	[1]	East Asia Minerals Corp.	2,945,368
150,000	[1,2,3]	East Asia Minerals Corp.	803,285
950,000	[1,2,3]	Evolving Gold Corp.	784,819
1,900,000	[1]	Fortuna Silver Mines, Inc.	5,909,223
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	1,648,362
1,750,000	[1]	Franconia Minerals Corp.	918,457
112,100		Goldcorp, Inc., Class A	4,878,592
175,000	[1]	Golden Predator Corp.	115,658
200,000	[1]	Gryphon Minerals, Ltd.	280,248
230,925	[1]	Imperial Metals Corp.	5,130,669
350,000	[1]	International Tower Hill Mines Ltd.	2,194,091
538,000	[1]	Kirkland Lake Gold, Inc.	4,533,444
1,441,500	[1]	Lake Shore Gold Corp.	5,043,639
1,500,000	[1,4]	MacArthur Minerals Ltd.	2,551,268
2,800,000	[1]	Magma Metals Ltd.	1,739,759
1,000,000	[1]	Mansfield Minerals, Inc.	1,623,093
885,000	[1]	Medusa Mining Ltd.	4,151,123
2,500,000	[1]	Minera Andes, Inc.	3,960,540
300,000	[1]	Mountain Province Diamonds, Inc.	1,352,901
72,600		Newmont Mining Corp.	4,560,006
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13

Shares, Principal Amount or Units Held			Value
655,000	[1]	Osisko Exploration Ltd.	9,326,222
2,000,000	[1]	Perseus Mining Ltd.	5,567,239
153,000	[1]	Radius Gold, Inc.	104,092
39,100		Randgold Resources Ltd., ADR	3,967,086
1,000,000	[1]	Richfield Ventures Corp.	2,721,353
1,800,000	[1]	Rockgate Capital Corp.	1,329,574
63,500		Royal Gold, Inc.	3,164,840
350,002	[1]	Silver Wheaton Corp.	9,320,709
800,000	[1]	Trevali Resources Corp.	1,088,541
477,000		Yamana Gold, Inc.	5,437,800
		TOTAL	135,151,506
		TOTAL COMMON STOCKS (IDENTIFIED COST $93,297,822)	140,485,115
		WARRANTS – 0.0%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	39
		Materials – 0.0%
43,500	[1]	Chesapeake Gold Corp., Warrants	116,034
1,050,000	[1]	EMC Metals Corp., Warrants	5,627
262,500	[1]	Golden Predator Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	55,582
250,000	[1]	Kootenay Gold, Inc., Warrants	147
15,625	[1]	Pan American Silver Corp., Warrants	145,041
56,472	[1]	Pan American Silver Corp., Warrants	435,792
		TOTAL	758,223
		TOTAL WARRANTS (IDENTIFIED COST $585,824)	758,262
		Purchased PUT Options – 0.0%
6,000	[1]	iShares Barclays 20+ Year Treasury Bond Fund, Price $95, Expiration Date 12/18/2010 (IDENTIFIED COST $1,636,800)	318,000
		U.S. Treasury – 85.8%;5
		U.S. Treasury Bills – 85.8%
$125,000,000		United States Treasury Bill, 0.09%, 10/7/2010	124,997,400
175,000,000	[6]	United States Treasury Bill, 0.115%, 10/21/2010	174,987,243
108,000,000		United States Treasury Bill, 0.08%, 10/28/2010	107,988,660
439,000,000		United States Treasury Bill, 0.135%, 11/4/2010	438,945,564
466,000,000	[6]	United States Treasury Bill, 0.145%, 11/12/2010	465,931,358
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14

Shares, Principal Amount or Units Held			Value
$250,000,000		United States Treasury Bill, 0.13%, 11/26/2010	249,942,650
150,000,000		United States Treasury Bill, 0.135%, 12/9/2010	149,961,900
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,712,728,739)	1,712,754,775
		MUTUAL FUND – 6.5%
128,957,391	[4,7]	Federated U.S. Treasury Cash Reserves, Institutional Shares, 0.00% (AT NET ASSET VALUE)	128,957,391
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $1,937,206,576)[8]	1,983,273,543
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[9]	12,463,695
		TOTAL NET ASSETS — 100%	$1,995,737,238

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
100,000	Abercrombie & Fitch Co., Class A	$3,932,000
140,000	Advanced Micro Devices, Inc.	995,400
60,000	Agilent Technologies, Inc.	2,002,200
95,000	Altera Corp.	2,865,200
345,000	AmerisourceBergen Corp.	10,577,700
790,000	Amex Financial Select Standard & Poor Depository Receipt	11,336,500
80,000	Amphenol Corp., Class A	3,918,400
75,000	Analog Devices, Inc.	2,353,500
95,000	ASML Holding N.V., ADR	2,824,350
250,000	Au Optronics Corp., Class ADR, ADR	2,615,000
35,000	Autoliv, Inc.	2,286,550
133,000	Bard C.R., Inc.	10,830,190
85,000	Baxter International, Inc.	4,055,350
55,000	BorgWarner, Inc.	2,894,100
292,000	Campbell Soup Co.	10,439,000
155,000	Colgate-Palmolive Co.	11,913,300
985,000	ConAgra Foods, Inc.	21,610,900
130,000	Corning, Inc.	2,376,400
90,000	DeVRY, Inc.	4,428,900
160,000	Dick's Sporting Goods, Inc.	4,486,400
80,000	Education Management Corp.	1,174,400
45,000	EMC Corp.	913,950
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15

Shares		Value
160,000	Estee Lauder Cos., Inc., Class A	$10,116,800
340,000	Express Scripts, Inc., Class A	16,558,000
150,000	Fairchild Semiconductor International, Inc., Class A	1,410,000
390,000	Flextronics International Ltd.	2,355,600
355,000	Genuine Parts Co.	15,829,450
160,000	Hanesbrands, Inc.	4,137,600
53,000	Intuitive Surgical, Inc.	15,038,220
130,000	Jabil Circuit, Inc.	1,873,300
30,000	Juniper Networks, Inc.	910,500
410,000	Kellogg Co.	20,709,100
70,000	KLA-Tencor Corp.	2,466,100
125,000	Kraft Foods, Inc., Class A	3,857,500
205,000	L-3 Communications Holdings, Inc.	14,815,350
55,000	Lam Research Corp.	2,301,750
163,000	LG Display Co. Ltd., ADR	2,842,720
485,000	Lowe's Cos., Inc.	10,810,650
50,000	Marvell Technology Group Ltd.	875,500
185,000	Maxim Integrated Products, Inc.	3,424,350
165,000	McKesson HBOC, Inc.	10,193,700
405,000	Medco Health Solutions, Inc.	21,084,300
27,000	Microchip Technology, Inc.	849,150
160,000	Molex, Inc.	3,348,800
770,000	Nokia Oyj, Class A, ADR	7,723,100
57,000	Nordson Corp.	4,200,330
90,000	Novellus Systems, Inc.	2,392,200
130,000	ON Semiconductor Corp.	937,300
145,000	Owens Corning, Inc.	3,716,350
340,000	Procter & Gamble Co.	20,389,800
75,000	Sanmina-SCI Corp.	906,000
135,000	Sherwin-Williams Co.	10,143,900
175,000	SPDR S&P Retail ETF	7,313,250
780,000	Staples, Inc.	16,317,600
410,000	Starbucks Corp.	10,487,800
330,000	STMicroelectronics N.V., ADR	2,517,900
215,000	Stryker Corp.	10,760,750
140,000	Telefonaktiebolaget LM Ericsson, ADR	1,535,800
200,000	Teradyne, Inc.	2,228,000
50,000	Texas Instruments, Inc.	1,357,000
45,000	TRW Automotive Holdings Corp.	1,870,200
320,000	Urban Outfitters, Inc.	10,060,800
65,000	Visa, Inc., Class A	4,826,900
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Shares		Value
570,000	Waste Management, Inc.	$20,371,800
685,000	Western Union Co.	12,103,950
125,000	Whirlpool Corp.	10,120,000
125,000	Whole Foods Market, Inc.	4,638,750
110,000	Xilinx, Inc.	2,927,100
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $433,800,398)	$456,484,710

At September 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1NASDAQ 100 Index Short Futures	300	$59,865,000	December 2010	$(3,617,700)
[1]Russell 2000 Mini Index Short Futures	950	$64,077,500	December 2010	$(4,016,125)
1S&P 500 Index Short Futures	3,350	$951,986,250	December 2010	$(29,238,267)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(36,872,092)

At September 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/4/2010	1,707,606 Canadian Dollar	$1,657,066	$2,577
Contracts Sold:
10/1/2010	91,000 Canadian Dollar	$87,999	$(445)
10/4/2010	3,858,885 Canadian Dollar	$3,744,672	$(5,823)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(3,691)

Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $3,236,466, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $3,236,466, which represented 0.2% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
Annual Shareholder Report
17

8	The cost of investments for federal tax purposes amounts to $1,950,589,091.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,724,846	$ —	$ —	$7,724,846
International	116,216,025	16,544,244	—	132,760,269
Warrants	—	758,262	—	758,262
Purchased Put Options	318,000	—	—	318,000
Debt Securities:
U.S. Treasury	—	1,712,754,775	—	1,712,754,775
Mutual Fund	128,957,391	—	—	128,957,391
TOTAL SECURITIES	$253,216,262	$1,730,057,281	$ —	$1,983,273,543
OTHER FINANCIAL INSTRUMENTS*	$(493,360,493)	$ —	$ —	$(493,360,493)
*	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
18

Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $131,508,659 of investments in affiliated issuers (Note 5) (identified cost $1,937,206,576)		$1,983,273,543
Cash denominated in foreign currencies (identified cost $13,051)		13,068
Deposit at broker for short sales		524,071,034
Income receivable		154,059
Receivable for investments sold		9,413,628
Receivable for shares sold		15,100,939
Receivable for foreign exchange contracts		2,577
Receivable for daily variation margin		4,001,130
TOTAL ASSETS		2,536,029,978
Liabilities:
Securities sold short, at value (proceeds $433,800,398)	$456,484,710
Dividends payable on short positions	630,788
Payable for investments purchased	74,467,232
Payable for shares redeemed	7,633,019
Payable for foreign exchange contracts	6,268
Payable for distribution services fee (Note 5)	171,314
Payable for shareholder services fee (Note 5)	570,688
Accrued expenses	328,721
TOTAL LIABILITIES		540,292,740
Net assets for 394,245,242 shares outstanding		$1,995,737,238
Net Assets Consist of:
Paid-in capital		$2,358,674,562
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(13,489,946)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(342,009,723)
Distributions in excess of net investment income/Accumulated net investment income (loss)		(7,437,655)
TOTAL NET ASSETS		$1,995,737,238
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,212,330,811 ÷ 238,133,836 shares outstanding), no par value, unlimited shares authorized	$5.09
Offering price per share (100/94.50 of $5.09)	$5.39
Redemption proceeds per share	$5.09
Class C Shares:
Net asset value per share ($197,495,170 ÷ 41,550,065 shares outstanding), no par value, unlimited shares authorized	$4.75
Offering price per share	$4.75
Redemption proceeds per share (99.00/100 of $4.75)	$4.70
Institutional Shares:
Net asset value per share ($585,911,257 ÷ 114,561,341 shares outstanding), no par value, unlimited shares authorized	$5.11
Offering price per share	$5.11
Redemption proceeds per share	$5.11

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended September 30, 2010

Investment Income:
Dividends (including $4,781 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $36,134)		$319,129
Interest		1,670,347
TOTAL INCOME		1,989,476
Expenses:
Investment adviser fee (Note 5)	$21,031,852
Administrative personnel and services fee (Note 5)	1,312,782
Custodian fees	67,216
Transfer and dividend disbursing agent fees and expenses	1,844,695
Directors'/Trustees' fees	10,575
Auditing fees	38,450
Legal fees	4,700
Portfolio accounting fees	180,058
Distribution services fee — Class C Shares (Note 5)	1,093,783
Shareholder services fee — Class A Shares (Note 5)	3,157,642
Shareholder services fee — Class C Shares (Note 5)	361,284
Share registration costs	240,922
Printing and postage	198,237
Insurance premiums	6,650
Dividends and other expenses related to short sales	11,671,850
Miscellaneous	4,002
TOTAL EXPENSES	41,224,698
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Statement of Operations — continued
Reimbursement, Waiver and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(85,019)
Waiver of administrative personnel and services fee (Note 5)	(32,363)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(51,700)
TOTAL REIMBURSEMENT, WAIVER AND REDUCTION		$(169,082)
Net expenses			$41,055,616
Net investment income (loss)			(39,066,140)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (includes realized loss of $6,088,008 on sales of investments in affiliated issuers (Note 5))			26,447,254
Net realized loss on short sales			(228,869,021)
Net realized loss on futures contracts			(49,810,033)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			40,014,117
Net change in unrealized depreciation of short sales			55,190,490
Net change in unrealized depreciation of futures contracts			(34,748,895)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(191,776,088)
Change in net assets resulting from operations			$(230,842,228)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(39,066,140)	$(25,301,822)
Net realized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(252,231,800)	124,885,764
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	60,455,712	(90,489,372)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(230,842,228)	9,094,570
Distributions to Shareholders:
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions
Class A Shares	—	(173,510,350)
Class C Shares	—	(10,042,019)
Return of capital
Class A Shares	—	(1,818,702)
Class C Shares	—	(105,258)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(185,476,329)
Share Transactions:
Proceeds from sale of shares	2,460,332,069	1,467,215,872
Net asset value of shares issued to shareholders in payment of distributions declared	—	169,504,332
Cost of shares redeemed	(1,508,145,275)	(1,306,118,568)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	952,186,794	330,601,636
Change in net assets	721,344,566	154,219,877
Net Assets:
Beginning of period	1,274,392,672	1,120,172,795
End of period (including distributions in excess of net investment income/accumulated net investment income (loss) of $(7,437,655) for the year ended September 30, 2010 and distributions in excess of net investment income of $(2,433,255) for the year ended September 30, 2009)	$1,995,737,238	$1,274,392,672

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

Prudent Bear Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report
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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, the following tax years remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America (2007 through 2010) and the state of Maryland (2007 and 2008) and the Commonwealth of Massachusetts (2009 and 2010).

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (Prime Broker). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. If the Fund can buy the security back at a lower price than it sold for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended September 30, 2010, the Fund had a net realized loss on short sales of $228,869,021.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$2,577	Payable for foreign exchange contracts	$6,268
Equity contracts	Receivable for daily variation margin	$(36,872,092)*	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(36,869,515)		$6,268
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Equity contracts	$(49,810,033)	$452	$5,980,216	$(43,829,365)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Equity contracts	$(34,748,895)	$(3,691)	$(1,127,665)	$(35,880,251)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	285,968,180	$1,554,891,804	181,643,280	$1,239,068,201
Shares issued to shareholders in payment of distributions declared	—	—	22,521,701	159,903,968
Shares redeemed	(235,697,656)	(1,245,584,477)	(170,901,800)	(1,222,208,200)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	50,270,524	$309,307,327	33,263,181	$176,763,969
Year Ended September 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	33,642,033	$170,008,422	15,576,712	$95,640,248
Shares issued to shareholders in payment of distributions declared	—	—	1,428,625	9,600,364
Shares redeemed	(9,951,764)	(49,491,557)	(9,234,650)	(63,425,320)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,690,269	$120,516,865	7,770,687	$41,815,292
	Year Ended 9/30/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	137,773,705	$735,431,843	20,490,104	$132,507,423
Shares redeemed	(40,353,512)	(213,069,241)	(3,348,956)	(20,485,048)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	97,420,193	$522,362,602	17,141,148	$112,022,375
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	171,380,986	$952,186,794	58,175,016	$330,601,636
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, dividends paid on short positions, passive foreign investment company adjustments and net operating loss.

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For the year ended September 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(28,820,952)	$34,061,740	$(5,240,788)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$ —	$121,757,399
Long-term capital gains	$ —	$61,794,970
Return of capital	$ —	$1,923,960
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$1,870,571
Capital loss carryforwards and deferrals	$(364,807,895)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At September 30, 2010, the cost of investments for federal tax purposes was $1,950,589,091. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, short sales and futures contracts was $32,684,452. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,539,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,855,270.

At September 30, 2010, the Fund had a capital loss carryforward of $68,635,173 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2018.

Under current tax regulations, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2010, for federal income tax purposes, post-October losses of $296,108,293 on capital losses on security transactions and $64,429 on foreign currency losses were deferred to October 1, 2010.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2010, FAS waived $32,363 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $834,910 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares and 1.00% for the Class C Shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $321,476 in sales charges from the sale of Class A Shares. FSC also retained $2,977 of CDSC relating to redemptions of Class A Shares and $68,503 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2010, FSSC received $157,349 of fees paid by the Fund.

Prior to the close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended September 30, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
*Ascot Resources Ltd.	1,500,000	1,500,000	3,000,000	—	$ —	$ —
*Ascot Resources Ltd.	1,140,000	—	1,140,000	—	$ —	$ —
*Ascot Resources Ltd.	360,000	—	360,000	—	$ —	$ —
*Kootenay Gold, Inc.	825,000	—	825,000	—	$ —	$ —
*Kootenay Gold, Inc.	500,000	—	500,000	—	$ —	$ —
*Kootenay Gold, Inc.	1,000,000	1,325,000	2,325,000	—	$ —	$ —
MacArthur Minerals Ltd.	1,500,000	—	—	1,500,000	$2,551,268	$ —
TOTAL OF AFFILIATED COMPANIES	6,825,000	2,825,000	8,150,000	1,500,000	$2,551,268	$ —
*	At September 30, 2010, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $85,019. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated U.S. Treasury Cash Reserves, Institutional Shares	123,052,804	2,177,358,079	2,171,453,492	128,957,391	$128,957,391	$4,781

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2010, the Fund's expenses were reduced by $51,700 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2010, were as follows:

Purchases	$3,087,102,932
Sales	$2,761,649,851
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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Prudent bear fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Prudent Bear Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Bear Fund as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: August 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 Chief Compliance Officer and Senior Vice President Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Prudent Bear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
48

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172354
Cusip 314172347

41202 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prudent Bear Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 9/30/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$5.76	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.11)[2]	(0.13)[2]
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.54)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.65)	(1.15)
Net Asset Value, End of Period	$5.11	$5.76
Total Return[3]	(11.28)%	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.14%[5]	2.73%[4,5]
Net expenses excluding dividends and other expenses related to short sales	1.49%[5]	1.50%[4,5]
Net investment income (loss)	(2.00)%	(2.59)%[4]
Expense waiver/reimbursement[6]	0.01%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$585,911	$98,732
Portfolio turnover	379%	392%[7]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.14% and 2.72%, after taking into account these expense reductions for the year ended September 30, 2010, and the period ended September 30, 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$998.00	$10.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,014.59	$10.56
1	Expenses are equal to the Fund's annualized net expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended September 30, 2010, was -11.28% for the Fund's Institutional Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 a broad-based securities market index, was 10.16% for the same period. The total return for the Fund's market benchmark, the S&P 500 Inverse Daily Index,2 was -12.02% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

MARKET OVERVIEW

The fiscal year encompassed another extraordinary period of uncertainty and volatility for U.S. and global financial markets. U.S. stocks began the reporting period adding to 2009's big gains. From the early October 2009 low to the April 2010 trading high, the S&P 500 rose 19.6%. At that point, the S&P 500 had rallied 82.9% off of the March 2009 market low, while the Standard & Poor's 400 Mid-Cap Index3 had gained 114.3%. But the rapidly expanding Greek debt crisis brought one of history's great stock market advances to an abrupt halt. From the April 2010 high to the July trading low, the S&P 500 declined 17.1%, before the market again reversed course to post the strongest September gain in 70 years. All in all, it remained an unstable and exceptionally challenging market environment.

1	The S&P 500 is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.
2	The S&P 500 Inverse Daily Index is designed to provide the inverse performance of the S&P 500 Index, representing a short position in the index.
3	The S&P 400 Mid-Cap Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.
Annual Shareholder Report
3

FUND PERFORMANCE

The Fund's underperformance versus the total return of the S&P 500 index (the Fund outperformed its benchmark the S&P 500 Inverse Daily Index) for the reporting period was due to several factors. For one, most stocks outperformed the S&P 500 index. Many stocks and sectors - including those commonly shorted - have enjoyed spectacular gains. In general, individual company stock selection - albeit long or short - has been a difficult proposition for participants throughout the marketplace. It has been especially grueling on the short-side, and stock picking was not successful for the Fund during the reporting period. Performance was also negatively impacted by the extraordinarily uncertain policy backdrop and resulting erratic swings in market sentiment and prices.

The reporting period was particularly challenging with regard to the mercurial global macro backdrop. Coming into the reporting period, it was the Fund managers' view that 2010 was a “bubble year.” They believed that the unprecedented fiscal and monetary policy responses to the 2008 collapse of the mortgage/Wall Street finance bubble had unleashed potentially more expansive bubbles throughout global government finance and beyond. Such a backdrop creates great uncertainty, with bi-polar market outcome possibilities: The bubble might, as they tend to do, gather momentum - or it could burst. Acute systemic fragilities seemed to ensure that a faltering bubble had the potential to foment the rapid return of financial and economic crisis. At the same time, intractable structural vulnerabilities could elicit the type of extreme policy responses conducive to inflating bubbles.

It is the Fund managers' investment philosophy to increase short exposure when the market environment is favorable for shorting and to reduce short positions when the environment is unfavorable.4 And especially during such an unsettled period, the Fund managers will not veer away from their mandate of providing a reliable hedge against a market decline. In the end, it was just a very challenging 12-month period, as the Fund managers worked to gauge the relative risks and rewards in an unsettled marketplace and to determine whether to maintain a cautious stance or instead to implement a more opportunistic approach to managing the Fund's short exposure.

4	The Fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. The Fund may also use options and future contracts, which have risks associated with unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchanges rates. However, a mutual fund investor's risk is limited to the amount of investment in a mutual fund. The Fund may also hold restricted securities purchased through private placements. Such securities may be difficult to sell without experiencing delays or additional costs. Please see the Prospectus for further details. Considering the increased risks, the Fund may not be suitable for all investors.
Annual Shareholder Report
4

Positioning and Strategy

The Fund began the reporting period cautiously positioned, as it had been since implementing major changes to portfolio positions in the fourth quarter of 2008. With a generally unfavorable risk versus reward backdrop for shorting individual company stocks, the majority of the Fund's short exposure was maintained in liquid sector and market index instruments. The stock market rallied into the end of 2009, but storm clouds were brewing.

Greece credit default swap (CDS) prices doubled in a matter of weeks to more than 400 basis points by late January 2010. U.S. and global equities performed poorly in January, and it appeared to the Fund managers that a more favorable environment for shorting might be at hand. Yet the market reversed abruptly. The S&P 500 rallied almost 17% from the early February low to the trading high on April 26, in what developed into a “short squeeze” and excruciating rally for those positioned bearishly.

In late April, right in the midst of a highly speculative equities rally, the situation took a decisive turn for the worse in Greek and periphery European debt markets. After trading at about two percent in early November 2009, Greece's two-year borrowing costs surged to 16 percent. At such yields, Greece's heavy debt load was unmanageable. The Greek crisis threw the CDS marketplace into disarray, as the unthinkable scenario of a string of sovereign defaults became a real possibility. Almost overnight, contagion effects spread to Portugal, Ireland, Spain, Italy and beyond to the global risk market more generally. Market sentiment had flip-flopped, with participants becoming anything but confident that global policymakers had things under control.

Beginning in late April, the Fund managers moved decisively to implement a more opportunistic stance. Put options were purchased to gain more exposure to a broader stock market decline. Individual company short positions were increased, with an emphasis on stocks expected to be susceptible to tightened financial conditions and a weaker-than-expected U.S. economy. Overall short exposure was increased to the highest level since 2008.

As the Fund managers had anticipated, a broadening European debt crisis did lead to tighter financial conditions here at home. Global participants were poorly positioned for an abrupt change in the market environment. In particular, a dislocation in European debt and CDS markets, faltering confidence in the euro and a surging dollar fomented a bout of de-risking and de-leveraging in the markets. In the United States, rising risk premiums, a tightening in the corporate debt market and sinking equity prices battered confidence. The tepid U.S. economic recovery stalled.

Annual Shareholder Report
5

While equities remained on the defensive through the end of August, general financial conditions were again loosening. With the Federal Reserve contemplating additional quantitative easing, Treasury and market yields were collapsing. Risk premiums throughout the marketplace were contracting. Corporate debt issuance was booming, with record sales of junk bonds. Jumps in merger and acquisition activity and stock buyback announcements were also indicative of a loose financial backdrop. And, importantly, a significant weakening of the U.S. dollar was providing a “reflationary” boost to global risk markets.

The Fund managers reacted to the loosening of financial conditions by implementing a more cautious strategy. Overall short exposure was reduced. The equity put positions, purchased at the onset of the Greek crisis, were sold. The allocation to individual company and sector short positions was reduced on the view that liquid S&P 500 futures again provided a more appealing risk versus reward dynamic, in what the Fund managers viewed as an increasingly risky backdrop for shorting. These moves helped mitigate loses during the big September market rally.

It is fundamental to the Fund managers' investment philosophy to remain flexible, tactical and disciplined with respect to managing Fund short exposure. Micro company research and analysis on the short side remained especially challenging for much of the reporting period, although stock selection for the Fund's long investments in resources stocks did benefit performance. And Fund performance again benefited from the other two “prongs” of the Fund managers' philosophy: diligent “top-down” macro analysis and disciplined risk-based portfolio management.

Annual Shareholder Report
6

GROWTH OF A $10,000 INVESTMENT - Institutional shares1

The graph below illustrates the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund (Institutional Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Standard & Poor's 500 Index (S&P 500)3 and the S&P 500 Inverse Daily Index
(S&P 500 Inverse).3

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	-11.28%
5 Years	3.65%
10 Years	7.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above, for the periods prior to December 5, 2008, is historical information for the No Load Shares of the Prudent Bear Fund.
2	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
7

Portfolio of Investments Summary Tables (unaudited)

At September 30, 2010, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(22.9)%
Derivative Contracts — Short (notional value)[1]	(53.9)%
U.S. Treasury Securities	53.7%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	32.1%
Common Stock	7.1%
Other Securities[2,3]	0.0%
Cash Equivalents[4]	6.5%
Adjustment for Derivative Contracts (notional value)[1]	52.1%
Collateral on Deposit for Securities Sold Short	26.3%
Other Assets and Liabilities — Net[5]	(1.0)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
8

At September 30, 2010, the Fund's sector composition6 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[7]
Broad Equity Index	70.2%
Consumer Staples	6.8%
Health Care	6.5%
Consumer Discretionary	6.4%
Information Technology	5.4%
Industrials	2.8%
Financials	0.7%
Materials	0.7%
Other[8]	0.5%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
7	Includes any short positions on futures contracts.
8	Other includes exchange-traded funds.
Annual Shareholder Report
9

Portfolio of Investments

September 30, 2010

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 7.1%
		Energy – 0.3%
675,000	[1]	Bankers Petroleum Ltd.	5,333,609
		Materials – 6.8%
3,500,000	[1]	Abacus Mining & Exploration Corp.	646,321
77,400		Agnico Eagle Mines Ltd.	5,497,722
1,900,000	[1]	Ampella Mining Ltd.	4,798,526
1,282,000	[1]	Antares Minerals, Inc.	5,295,461
75,000		Barrick Gold Corp.	3,471,750
30,430	[1]	Bassari Resources Ltd.	7,348
3,000,000	[1]	Benton Resources Corp.	1,982,700
1,000,000	[1]	Callinan Mines Ltd.	1,798,037
2,975,000	[1]	Centamin Egypt Ltd.	8,153,854
137,300		Cia de Minas Buenaventura SA, Class B, ADR	6,203,214
175,000	[1]	Corvus Gold, Inc.	144,572
549,998	[1]	East Asia Minerals Corp.	2,945,368
150,000	[1,2,3]	East Asia Minerals Corp.	803,285
950,000	[1,2,3]	Evolving Gold Corp.	784,819
1,900,000	[1]	Fortuna Silver Mines, Inc.	5,909,223
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	1,648,362
1,750,000	[1]	Franconia Minerals Corp.	918,457
112,100		Goldcorp, Inc., Class A	4,878,592
175,000	[1]	Golden Predator Corp.	115,658
200,000	[1]	Gryphon Minerals, Ltd.	280,248
230,925	[1]	Imperial Metals Corp.	5,130,669
350,000	[1]	International Tower Hill Mines Ltd.	2,194,091
538,000	[1]	Kirkland Lake Gold, Inc.	4,533,444
1,441,500	[1]	Lake Shore Gold Corp.	5,043,639
1,500,000	[1,4]	MacArthur Minerals Ltd.	2,551,268
2,800,000	[1]	Magma Metals Ltd.	1,739,759
1,000,000	[1]	Mansfield Minerals, Inc.	1,623,093
885,000	[1]	Medusa Mining Ltd.	4,151,123
2,500,000	[1]	Minera Andes, Inc.	3,960,540
300,000	[1]	Mountain Province Diamonds, Inc.	1,352,901
72,600		Newmont Mining Corp.	4,560,006
Annual Shareholder Report
10

Shares, Principal Amount or Units Held			Value
655,000	[1]	Osisko Exploration Ltd.	9,326,222
2,000,000	[1]	Perseus Mining Ltd.	5,567,239
153,000	[1]	Radius Gold, Inc.	104,092
39,100		Randgold Resources Ltd., ADR	3,967,086
1,000,000	[1]	Richfield Ventures Corp.	2,721,353
1,800,000	[1]	Rockgate Capital Corp.	1,329,574
63,500		Royal Gold, Inc.	3,164,840
350,002	[1]	Silver Wheaton Corp.	9,320,709
800,000	[1]	Trevali Resources Corp.	1,088,541
477,000		Yamana Gold, Inc.	5,437,800
		TOTAL	135,151,506
		TOTAL COMMON STOCKS (IDENTIFIED COST $93,297,822)	140,485,115
		WARRANTS – 0.0%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	39
		Materials – 0.0%
43,500	[1]	Chesapeake Gold Corp., Warrants	116,034
1,050,000	[1]	EMC Metals Corp., Warrants	5,627
262,500	[1]	Golden Predator Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	55,582
250,000	[1]	Kootenay Gold, Inc., Warrants	147
15,625	[1]	Pan American Silver Corp., Warrants	145,041
56,472	[1]	Pan American Silver Corp., Warrants	435,792
		TOTAL	758,223
		TOTAL WARRANTS (IDENTIFIED COST $585,824)	758,262
		Purchased PUT Options – 0.0%
6,000	[1]	iShares Barclays 20+ Year Treasury Bond Fund, Price $95, Expiration Date 12/18/2010 (IDENTIFIED COST $1,636,800)	318,000
		U.S. Treasury – 85.8%;5
		U.S. Treasury Bills – 85.8%
$125,000,000		United States Treasury Bill, 0.09%, 10/7/2010	124,997,400
175,000,000	[6]	United States Treasury Bill, 0.115%, 10/21/2010	174,987,243
108,000,000		United States Treasury Bill, 0.08%, 10/28/2010	107,988,660
439,000,000		United States Treasury Bill, 0.135%, 11/4/2010	438,945,564
466,000,000	[6]	United States Treasury Bill, 0.145%, 11/12/2010	465,931,358
Annual Shareholder Report
11

Shares, Principal Amount or Units Held			Value
$250,000,000		United States Treasury Bill, 0.13%, 11/26/2010	249,942,650
150,000,000		United States Treasury Bill, 0.135%, 12/9/2010	149,961,900
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,712,728,739)	1,712,754,775
		MUTUAL FUND – 6.5%
128,957,391	[4,7]	Federated U.S. Treasury Cash Reserves, Institutional Shares, 0.00% (AT NET ASSET VALUE)	128,957,391
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $1,937,206,576)[8]	1,983,273,543
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[9]	12,463,695
		TOTAL NET ASSETS — 100%	$1,995,737,238

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
100,000	Abercrombie & Fitch Co., Class A	$3,932,000
140,000	Advanced Micro Devices, Inc.	995,400
60,000	Agilent Technologies, Inc.	2,002,200
95,000	Altera Corp.	2,865,200
345,000	AmerisourceBergen Corp.	10,577,700
790,000	Amex Financial Select Standard & Poor Depository Receipt	11,336,500
80,000	Amphenol Corp., Class A	3,918,400
75,000	Analog Devices, Inc.	2,353,500
95,000	ASML Holding N.V., ADR	2,824,350
250,000	Au Optronics Corp., Class ADR, ADR	2,615,000
35,000	Autoliv, Inc.	2,286,550
133,000	Bard C.R., Inc.	10,830,190
85,000	Baxter International, Inc.	4,055,350
55,000	BorgWarner, Inc.	2,894,100
292,000	Campbell Soup Co.	10,439,000
155,000	Colgate-Palmolive Co.	11,913,300
985,000	ConAgra Foods, Inc.	21,610,900
130,000	Corning, Inc.	2,376,400
90,000	DeVRY, Inc.	4,428,900
160,000	Dick's Sporting Goods, Inc.	4,486,400
80,000	Education Management Corp.	1,174,400
45,000	EMC Corp.	913,950
Annual Shareholder Report
12

Shares		Value
160,000	Estee Lauder Cos., Inc., Class A	$10,116,800
340,000	Express Scripts, Inc., Class A	16,558,000
150,000	Fairchild Semiconductor International, Inc., Class A	1,410,000
390,000	Flextronics International Ltd.	2,355,600
355,000	Genuine Parts Co.	15,829,450
160,000	Hanesbrands, Inc.	4,137,600
53,000	Intuitive Surgical, Inc.	15,038,220
130,000	Jabil Circuit, Inc.	1,873,300
30,000	Juniper Networks, Inc.	910,500
410,000	Kellogg Co.	20,709,100
70,000	KLA-Tencor Corp.	2,466,100
125,000	Kraft Foods, Inc., Class A	3,857,500
205,000	L-3 Communications Holdings, Inc.	14,815,350
55,000	Lam Research Corp.	2,301,750
163,000	LG Display Co. Ltd., ADR	2,842,720
485,000	Lowe's Cos., Inc.	10,810,650
50,000	Marvell Technology Group Ltd.	875,500
185,000	Maxim Integrated Products, Inc.	3,424,350
165,000	McKesson HBOC, Inc.	10,193,700
405,000	Medco Health Solutions, Inc.	21,084,300
27,000	Microchip Technology, Inc.	849,150
160,000	Molex, Inc.	3,348,800
770,000	Nokia Oyj, Class A, ADR	7,723,100
57,000	Nordson Corp.	4,200,330
90,000	Novellus Systems, Inc.	2,392,200
130,000	ON Semiconductor Corp.	937,300
145,000	Owens Corning, Inc.	3,716,350
340,000	Procter & Gamble Co.	20,389,800
75,000	Sanmina-SCI Corp.	906,000
135,000	Sherwin-Williams Co.	10,143,900
175,000	SPDR S&P Retail ETF	7,313,250
780,000	Staples, Inc.	16,317,600
410,000	Starbucks Corp.	10,487,800
330,000	STMicroelectronics N.V., ADR	2,517,900
215,000	Stryker Corp.	10,760,750
140,000	Telefonaktiebolaget LM Ericsson, ADR	1,535,800
200,000	Teradyne, Inc.	2,228,000
50,000	Texas Instruments, Inc.	1,357,000
45,000	TRW Automotive Holdings Corp.	1,870,200
320,000	Urban Outfitters, Inc.	10,060,800
65,000	Visa, Inc., Class A	4,826,900
Annual Shareholder Report
13

Shares		Value
570,000	Waste Management, Inc.	$20,371,800
685,000	Western Union Co.	12,103,950
125,000	Whirlpool Corp.	10,120,000
125,000	Whole Foods Market, Inc.	4,638,750
110,000	Xilinx, Inc.	2,927,100
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $433,800,398)	$456,484,710

At September 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1NASDAQ 100 Index Short Futures	300	$59,865,000	December 2010	$(3,617,700)
[1]Russell 2000 Mini Index Short Futures	950	$64,077,500	December 2010	$(4,016,125)
1S&P 500 Index Short Futures	3,350	$951,986,250	December 2010	$(29,238,267)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(36,872,092)

At September 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/4/2010	1,707,606 Canadian Dollar	$1,657,066	$2,577
Contracts Sold:
10/1/2010	91,000 Canadian Dollar	$87,999	$(445)
10/4/2010	3,858,885 Canadian Dollar	$3,744,672	$(5,823)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(3,691)

Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $3,236,466, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $3,236,466, which represented 0.2% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
Annual Shareholder Report
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8	The cost of investments for federal tax purposes amounts to $1,950,589,091.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,724,846	$ —	$ —	$7,724,846
International	116,216,025	16,544,244	—	132,760,269
Warrants	—	758,262	—	758,262
Purchased Put Options	318,000	—	—	318,000
Debt Securities:
U.S. Treasury	—	1,712,754,775	—	1,712,754,775
Mutual Fund	128,957,391	—	—	128,957,391
TOTAL SECURITIES	$253,216,262	$1,730,057,281	$ —	$1,983,273,543
OTHER FINANCIAL INSTRUMENTS*	$(493,360,493)	$ —	$ —	$(493,360,493)
*	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $131,508,659 of investments in affiliated issuers (Note 5) (identified cost $1,937,206,576)		$1,983,273,543
Cash denominated in foreign currencies (identified cost $13,051)		13,068
Deposit at broker for short sales		524,071,034
Income receivable		154,059
Receivable for investments sold		9,413,628
Receivable for shares sold		15,100,939
Receivable for foreign exchange contracts		2,577
Receivable for daily variation margin		4,001,130
TOTAL ASSETS		2,536,029,978
Liabilities:
Securities sold short, at value (proceeds $433,800,398)	$456,484,710
Dividends payable on short positions	630,788
Payable for investments purchased	74,467,232
Payable for shares redeemed	7,633,019
Payable for foreign exchange contracts	6,268
Payable for distribution services fee (Note 5)	171,314
Payable for shareholder services fee (Note 5)	570,688
Accrued expenses	328,721
TOTAL LIABILITIES		540,292,740
Net assets for 394,245,242 shares outstanding		$1,995,737,238
Net Assets Consist of:
Paid-in capital		$2,358,674,562
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(13,489,946)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(342,009,723)
Distributions in excess of net investment income/Accumulated net investment income (loss)		(7,437,655)
TOTAL NET ASSETS		$1,995,737,238
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,212,330,811 ÷ 238,133,836 shares outstanding), no par value, unlimited shares authorized	$5.09
Offering price per share (100/94.50 of $5.09)	$5.39
Redemption proceeds per share	$5.09
Class C Shares:
Net asset value per share ($197,495,170 ÷ 41,550,065 shares outstanding), no par value, unlimited shares authorized	$4.75
Offering price per share	$4.75
Redemption proceeds per share (99.00/100 of $4.75)	$4.70
Institutional Shares:
Net asset value per share ($585,911,257 ÷ 114,561,341 shares outstanding), no par value, unlimited shares authorized	$5.11
Offering price per share	$5.11
Redemption proceeds per share	$5.11

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended September 30, 2010

Investment Income:
Dividends (including $4,781 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $36,134)		$319,129
Interest		1,670,347
TOTAL INCOME		1,989,476
Expenses:
Investment adviser fee (Note 5)	$21,031,852
Administrative personnel and services fee (Note 5)	1,312,782
Custodian fees	67,216
Transfer and dividend disbursing agent fees and expenses	1,844,695
Directors'/Trustees' fees	10,575
Auditing fees	38,450
Legal fees	4,700
Portfolio accounting fees	180,058
Distribution services fee — Class C Shares (Note 5)	1,093,783
Shareholder services fee — Class A Shares (Note 5)	3,157,642
Shareholder services fee — Class C Shares (Note 5)	361,284
Share registration costs	240,922
Printing and postage	198,237
Insurance premiums	6,650
Dividends and other expenses related to short sales	11,671,850
Miscellaneous	4,002
TOTAL EXPENSES	41,224,698
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Statement of Operations — continued
Reimbursement, Waiver and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(85,019)
Waiver of administrative personnel and services fee (Note 5)	(32,363)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(51,700)
TOTAL REIMBURSEMENT, WAIVER AND REDUCTION		$(169,082)
Net expenses			$41,055,616
Net investment income (loss)			(39,066,140)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (includes realized loss of $6,088,008 on sales of investments in affiliated issuers (Note 5))			26,447,254
Net realized loss on short sales			(228,869,021)
Net realized loss on futures contracts			(49,810,033)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			40,014,117
Net change in unrealized depreciation of short sales			55,190,490
Net change in unrealized depreciation of futures contracts			(34,748,895)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(191,776,088)
Change in net assets resulting from operations			$(230,842,228)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(39,066,140)	$(25,301,822)
Net realized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(252,231,800)	124,885,764
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	60,455,712	(90,489,372)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(230,842,228)	9,094,570
Distributions to Shareholders:
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions
Class A Shares	—	(173,510,350)
Class C Shares	—	(10,042,019)
Return of capital
Class A Shares	—	(1,818,702)
Class C Shares	—	(105,258)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(185,476,329)
Share Transactions:
Proceeds from sale of shares	2,460,332,069	1,467,215,872
Net asset value of shares issued to shareholders in payment of distributions declared	—	169,504,332
Cost of shares redeemed	(1,508,145,275)	(1,306,118,568)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	952,186,794	330,601,636
Change in net assets	721,344,566	154,219,877
Net Assets:
Beginning of period	1,274,392,672	1,120,172,795
End of period (including distributions in excess of net investment income/accumulated net investment income (loss) of $(7,437,655) for the year ended September 30, 2010 and distributions in excess of net investment income of $(2,433,255) for the year ended September 30, 2009)	$1,995,737,238	$1,274,392,672

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

Prudent Bear Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report
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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, the following tax years remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America (2007 through 2010) and the state of Maryland (2007 and 2008) and the Commonwealth of Massachusetts (2009 and 2010).

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (Prime Broker). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. If the Fund can buy the security back at a lower price than it sold for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended September 30, 2010, the Fund had a net realized loss on short sales of $228,869,021.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$2,577	Payable for foreign exchange contracts	$6,268
Equity contracts	Receivable for daily variation margin	$(36,872,092)*	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(36,869,515)		$6,268
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Equity contracts	$(49,810,033)	$452	$5,980,216	$(43,829,365)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Equity contracts	$(34,748,895)	$(3,691)	$(1,127,665)	$(35,880,251)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	285,968,180	$1,554,891,804	181,643,280	$1,239,068,201
Shares issued to shareholders in payment of distributions declared	—	—	22,521,701	159,903,968
Shares redeemed	(235,697,656)	(1,245,584,477)	(170,901,800)	(1,222,208,200)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	50,270,524	$309,307,327	33,263,181	$176,763,969
Year Ended September 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	33,642,033	$170,008,422	15,576,712	$95,640,248
Shares issued to shareholders in payment of distributions declared	—	—	1,428,625	9,600,364
Shares redeemed	(9,951,764)	(49,491,557)	(9,234,650)	(63,425,320)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,690,269	$120,516,865	7,770,687	$41,815,292
	Year Ended 9/30/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	137,773,705	$735,431,843	20,490,104	$132,507,423
Shares redeemed	(40,353,512)	(213,069,241)	(3,348,956)	(20,485,048)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	97,420,193	$522,362,602	17,141,148	$112,022,375
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	171,380,986	$952,186,794	58,175,016	$330,601,636
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, dividends paid on short positions, passive foreign investment company adjustments and net operating loss.

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For the year ended September 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(28,820,952)	$34,061,740	$(5,240,788)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$ —	$121,757,399
Long-term capital gains	$ —	$61,794,970
Return of capital	$ —	$1,923,960
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$1,870,571
Capital loss carryforwards and deferrals	$(364,807,895)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At September 30, 2010, the cost of investments for federal tax purposes was $1,950,589,091. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, short sales and futures contracts was $32,684,452. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,539,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,855,270.

At September 30, 2010, the Fund had a capital loss carryforward of $68,635,173 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2018.

Under current tax regulations, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2010, for federal income tax purposes, post-October losses of $296,108,293 on capital losses on security transactions and $64,429 on foreign currency losses were deferred to October 1, 2010.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2010, FAS waived $32,363 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $834,910 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares and 1.00% for the Class C Shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $321,476 in sales charges from the sale of Class A Shares. FSC also retained $2,977 of CDSC relating to redemptions of Class A Shares and $68,503 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2010, FSSC received $157,349 of fees paid by the Fund.

Prior to the close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended September 30, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
*Ascot Resources Ltd.	1,500,000	1,500,000	3,000,000	—	$ —	$ —
*Ascot Resources Ltd.	1,140,000	—	1,140,000	—	$ —	$ —
*Ascot Resources Ltd.	360,000	—	360,000	—	$ —	$ —
*Kootenay Gold, Inc.	825,000	—	825,000	—	$ —	$ —
*Kootenay Gold, Inc.	500,000	—	500,000	—	$ —	$ —
*Kootenay Gold, Inc.	1,000,000	1,325,000	2,325,000	—	$ —	$ —
MacArthur Minerals Ltd.	1,500,000	—	—	1,500,000	$2,551,268	$ —
TOTAL OF AFFILIATED COMPANIES	6,825,000	2,825,000	8,150,000	1,500,000	$2,551,268	$ —
*	At September 30, 2010, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $85,019. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated U.S. Treasury Cash Reserves, Institutional Shares	123,052,804	2,177,358,079	2,171,453,492	128,957,391	$128,957,391	$4,781

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2010, the Fund's expenses were reduced by $51,700 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2010, were as follows:

Purchases	$3,087,102,932
Sales	$2,761,649,851
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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Prudent bear fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Prudent Bear Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Bear Fund as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: August 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 Chief Compliance Officer and Senior Vice President Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 41 years of investment experience.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Prudent Bear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
41

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
42

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
43

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172339

41203 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $379,900

Fiscal year ended 2009 - $375,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $7,510

Fiscal year ended 2009 - $0

Audit Committee Meetings and audit procedures in connection with fund reorganization.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $7,289 and $5,000 respectively.  Fiscal year ended 2010- Audit consent fees related to N-14 merger filing and new share class prospectus.   Fiscal year ended 2009- Audit consent fees related to N-14 merger filing.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $118,702 and $74,431 respectively.  Fiscal year ended 2010- Fees related to technical assistance and valuation matters for fund acquisitions and service fees for analysis of potential Passive Foreign Investment Company holdings.  Fiscal year ended 2009 - Discussion on accounting related to REMICs, fees related to technical assistance and valuation matters for various fund acquisitions, and fees related to PFIC analyses.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $663,073

Fiscal year ended 2009 - $195,666

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010